UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549



                                   FORM N-CSR
                         Certified Shareholder Report of
                   Registered Management Investment Companies

                  Investment Company Act File Number: 811-5085



                          Capital Income Builder, Inc.
               (Exact Name of Registrant as specified in charter)

                              333 South Hope Street
                          Los Angeles, California 90071
                    (Address of principal executive offices)




       Registrant's telephone number, including area code: (213) 486-9200

                    Date of fiscal year end: October 31, 2005

                    Date of reporting period: April 30, 2005





                                Vincent P. Corti
                     Capital Research and Management Company
                              333 South Hope Street
                          Los Angeles, California 90071
                     (name and address of agent for service)


                                   Copies to:
                            Eric A.S. Richards, Esq.
                              O'Melveny & Myers LLP
                              400 South Hope Street
                          Los Angeles, California 90071
                          (Counsel for the Registrant)

ITEM 1 - Reports to Stockholders

[logo - American Funds(R)]

The right choice for the long term(R)

CAPITAL INCOME BUILDER

[close-up photo of apples on an apple tree branch]

Semi-annual report for the six months ended April 30, 2005

CAPITAL INCOME BUILDER(R) seeks to provide a growing dividend -- with higher income distributions every quarter to the extent possible -- together with a current yield exceeding that of U.S. stocks generally.

This fund is one of the 29 American Funds. The organization ranks among the nation's three largest mutual fund families. For more than seven decades, Capital Research and Management Company,SM the American Funds adviser, has invested with a long-term focus based on thorough research and attention to risk.

FIGURES SHOWN ARE PAST RESULTS FOR CLASS A SHARES AND ARE NOT PREDICTIVE OF RESULTS IN FUTURE PERIODS. CURRENT AND FUTURE RESULTS MAY BE LOWER OR HIGHER THAN THOSE SHOWN. SHARE PRICES AND RETURNS WILL VARY, SO INVESTORS MAY LOSE MONEY. INVESTING FOR SHORT PERIODS MAKES LOSSES MORE LIKELY. INVESTMENTS ARE NOT FDIC-INSURED, NOR ARE THEY DEPOSITS OF OR GUARANTEED BY A BANK OR ANY OTHER ENTITY. FOR THE MOST CURRENT INFORMATION AND MONTH-END RESULTS, VISIT AMERICANFUNDS.COM. FUND RESULTS SHOWN, UNLESS OTHERWISE INDICATED, ARE AT NET ASSET VALUE. IF A SALES CHARGE (MAXIMUM 5.75%) HAD BEEN DEDUCTED, THE RESULTS WOULD HAVE BEEN LOWER.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended March 31, 2005 (the most recent calendar quarter):

Class A shares                                                               1 year           5 years          10 years

Reflecting 5.75% maximum sales charge                                        +6.14%           +9.53%            +11.52%

The fund's investment adviser is waiving a portion of its management fees. Results shown reflect the waiver, without which they would have been lower. Please see the Financial Highlights table on page 26 for details.

The fund's 30-day yield for Class A shares as of May 31, 2005, reflecting the 5.75% maximum sales charge and calculated in accordance with the Securities and Exchange Commission formula, was 3.38%, which reflects a fee waiver (3.36% without the fee waiver).

Results for other share classes can be found on page 5. Please see the inside back cover for important information about other share classes.

Investing outside the United States is subject to additional risks, such as currency fluctuations and political instability, which are detailed in the fund's prospectus. The return of principal in bond funds is not guaranteed. Bond funds have the same interest rate, inflation and credit risks that are associated with the underlying bonds owned by the fund.

[photo of apples on an apple tree branch]

FELLOW SHAREHOLDERS:

In the first six months of its fiscal year, Capital Income Builder delivered a solid return, providing shareholders with above-average dividend income and an increase in net asset value.

MEETING THE FUND'S DUAL OBJECTIVE

Capital  Income  Builder has a unique,  two-pronged  objective of  above-average current income and the growth of its dividend over time. The fund's 3.51% dividend rate as of April 30 was nearly twice the 1.76% rate of the companies in the unmanaged Standard & Poor's 500 Composite Index, and well ahead of the 2.37% average yield of the income funds tracked by Lipper.

The fund's other goal, which is to increase its dividend over time, is firmly back on track after the extended period of challenge we experienced as a result of declining interest rates and stock yields. We are pleased to note that in December, the fund generated a one-half cent-a-share increase in its quarterly dividend. The fund's board of directors recently approved another one-half cent-a-share increase, boosting it to 46.5 cents a share.

[Begin Sidebar]
RESULTS AT A GLANCE
(for periods ended April 30, 2005, with all distributions reinvested)

                                                   Cumulative total returns              Average annual total returns
                                                      6 months      1 year           5 years     10 years       Lifetime*

CAPITAL INCOME BUILDER                                  +5.3%       +14.6%           +11.1%       +11.9%        +11.4%
Standard & Poor's 500
Composite Index(1)                                      +3.3         +6.3             -2.9        +10.3         +10.1
Lipper income funds average(2)                          +2.3         +6.1             +4.0         +7.2          +9.6

*Since July 30, 1987
(1) The index is unmanaged and does not include expenses.
(2) Source: Lipper. Figures do not reflect the effect of sales charges. [End Sidebar]

Capital Income Builder's strong total return placed it comfortably ahead of its relevant benchmarks. The fund gained 5.3% for the six months ended April 30, outpacing the 2.3% average return of the 234 income funds tracked by Lipper and the 3.3% return of the S&P 500. While we're pleased to report this set of returns, we nonetheless remind you that they reflect a short-term period. More significant are the results in the table on page 1, which show the advantage that Capital Income Builder has maintained over longer, more meaningful periods of time thanks to its history of downside resilience and solid growth.

A GLIMPSE AT GLOBAL MARKETS

Global stock markets ended 2004 on a high note, posting substantial returns for the fourth quarter and the year. Softer oil prices plus a definitive result in the U.S. presidential election boosted investor enthusiasm. By the end of March, markets outside the United States were generally up in local currencies, but were flat to slightly negative in U.S. dollars. Rising interest rates in the United States helped support the dollar, which gained more than 4% against the euro and the yen. The momentum of oil prices, again on the rise, seemed to pass through to consumer goods, renewing investor concerns about inflation.

[Begin Sidebar]
Capital Income Builder's quarterly dividends compared with inflation Dividends as declared and adjusted for reinvested capital gains

Fiscal quarters:
1 November-January
2 February-April
3 May-July
4 August-October


[begin bar chart]

                                  Additional income earned       Inflation=
                    Dividend      on initial shares if           Consumer Price
                                  capital gain distributions     Index (through
Fiscal Quarters                   were reinvested                March 2005)
9/1987               22.0*         22.0                          -
12/1987              28.0          28.0                          115.4
3/1988               28.5          28.5                          116.5
6/1988               29.0          29.0                          118.0
9/1988               29.5          29.5                          119.8
12/1988              30.0          30.0                          120.5
3/1989               30.5          30.5                          122.3
6/1989               31.0          31.0                          124.1
9/1989               31.5          31.5                          125.0
12/1989              32.5          32.5                          126.1
3/1990               33.0          33.0                          128.7
6/1990               33.5          33.5                          129.9
9/1990               34.0          34.0                          132.7
12/1990              34.5          34.5                          133.8
3/1991               35.0          35.0                          135.0
6/1991               35.5          35.5                          136.0
9/1991               36.0          36.0                          137.2
12/1991              36.5          36.5                          137.9
3/1992               37.0          37.3                          139.3
6/1992               37.5          37.8                          140.2
9/1992               38.0          38.3                          141.3
12/1992              38.5          38.8                          141.9
3/1993               39.0          39.5                          143.6
6/1993               39.5          40.0                          144.4
9/1993               40.0          40.5                          145.1
12/1993              40.5          41.0                          145.8
4/1994               41.0          41.6                          147.2
6/1994               41.5          42.1                          148.0
9/1994               42.0          42.6                          149.4
12/1994              42.5          43.1                          149.7
3/1995               43.0          43.8                          151.4
6/1995               43.5          44.3                          152.5
9/1995               44.0          44.8                          153.2
12/1995              44.5          45.3                          153.5
3/1996               45.0          46.4                          155.7
6/1996               45.5          47.0                          156.7
8/1996               46.0          47.5                          157.8
12/1996              46.5          48.0                          158.6
3/1997               46.5          48.9                          160.0
6/1997               47.0          49.4                          160.3
9/1997               47.5          49.9                          161.2
12/1997              48.0          50.4                          161.3
3/1998               48.0          52.2                          162.2
6/1998               48.5          52.7                          163.0
9/1998               49.0          53.3                          163.6
12/1998              49.5          53.8                          163.9
3/1999               48.0          55.3                          165.0
6/1999               48.5          55.9                          166.2
9/1999               49.0          56.5                          167.9
12/1999              49.5          57.1                          168.3
3/2000               49.5          59.2                          171.2
6/2000               50.0          59.8                          172.4
9/2000               50.5          60.4                          173.7
12/2000              51.0          61.0                          174.0
3/2001               51.5          62.9                          176.2
6/2001               52.0          63.5                          178.0
9/2001               52.5          64.2                          178.3
12/2001              52.5          64.2                          176.7
3/2002               51.0          64.0                          178.8
6/2002               51.0          64.0                          179.9
9/2002               51.0          64.0                          181.0
12/2002              51.0          64.0                          180.9
3/2003               50.5          64.2                          184.2
6/2003               50.5          64.2                          183.7
9/2003               50.5          64.2                          185.2
12/2003              45.0          57.2                          184.3
3/2004               45.0          57.4                          187.4
6/2004               45.0          57.4                          189.7
9/2004               45.5          58.1                          189.9
12/2004              46.0          58.7                          190.3
3/2005               46.0          59.7                          193.3
6/2005               46.5          60.4

(index: December 1987=100)

*Not a full quarter
[end bar chart]
[End Sidebar]

Bond markets around the world ended the first quarter of 2005 on a weak note. The U.S. Federal Reserve's continued upward pressure on short-term interest rates (the Fed has now increased the short-term lending rate eight times since the middle of 2004, to its present 3.00%), new highs for oil prices, inflation fears and an anticipated downgrade of General Motors debt (one of the largest issuers in the corporate bond market) all exerted significant downward pressure on bond prices.

THE PORTFOLIO REMAINS STRONG

When building a portfolio, Capital Income Builder's investment professionals do the fundamental research necessary to evaluate a stock's individual merits, including its long-term potential, regardless of the ups and downs of the markets.

Stock selection helped us broadly: Of the more than 230 companies held in the portfolio for the six-month period, two-thirds rose in price. Among the fund's 10 largest holdings, eight recorded price gains, five of them double-digit:
Altria, the U.S. tobacco giant; Exelon, the Chicago-based electric utilities company; National Grid Transco, the British electric utility; ENI, the Italian oil and gas supplier; and Royal Dutch/Shell, a global energy provider.

[Begin Sidebar]
Figures shown are past results for Class A shares and are not predictive of results in future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. For the most current information and month-end results, visit americanfunds.com. Fund results shown are at net asset value. If a sales charge (maximum 5.75%) had been deducted, the results would have been lower.
[End Sidebar]

With their typically generous dividends, utility companies continue to be central to the fund and offered strong overall support. Energy companies, supported by high crude oil prices, also helped results. The weakest industries included telecommunication services, where investors appeared to question the value of recent mergers and acquisitions, and financials, where a flattening yield curve and the sentiment that interest rates might rise higher and faster than previously thought, hurt stocks.

FOCUSED ON THE LONG-TERM

Looking ahead, we feel the fund will be well served by our unwavering focus on finding investment opportunities that meet our income objectives, and we remind you that our growth-of-income approach is best appreciated over time. Of course, we fully expect to be challenged by the same investor uncertainty that has characterized the markets these past few months. Rising interest rates may continue to put pressure on the value of bonds and interest-rate-sensitive stocks in the near term. Yet over longer periods of time, rising rates are likely to broaden our opportunities to find growth for the fund's dividend.

Despite the inevitable volatility of the global marketplace, Capital Income Builder has served its shareholders well over the years. Since its inception on July 30, 1987, the fund has produced an average annual total return of 11.4% and has grown its quarterly dividend payment by more than 100%.

For those of you who have recently joined Capital Income Builder, we welcome you. We appreciate the confidence that you and all our shareholders place in us and look forward to helping you meet your long-term financial goals.

Cordially,

/s/ James B. Lovelace                   /s/ Catherine M. Ward

James B. Lovelace                       Catherine M. Ward
Chairman of the Board                   President

June 8, 2005

For current information about the fund, visit americanfunds.com.


OTHER SHARE CLASS RESULTS                                            unaudited

Class B, Class C, Class F and Class 529

Figures shown are past results and are not predictive of results in future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. For the most current information and month-end results, visit americanfunds.com.

Average annual total returns for periods ended
March 31, 2005 (the most recent calendar quarter):                           1 year           5 years         Life of class

Class B shares
Reflecting applicable contingent deferred sales
     charge (CDSC), maximum of 5%, payable only
     if shares are sold within six years of purchase                          +6.76%           +9.71%           +10.64%(1)
Not reflecting CDSC                                                          +11.76%           +9.98%           +10.77%(1)

Class C shares
Reflecting CDSC, maximum of 1%, payable only
     if shares are sold within one year of purchase                          +10.67%            --                +9.34%(2)
Not reflecting CDSC                                                          +11.67%            --                +9.34%(2)

Class F shares(3)
Not reflecting annual asset-based fee charged
     by sponsoring firm                                                      +12.50%            --               +10.13%(2)

Class 529-A shares
Reflecting 5.75% maximum sales charge                                         +6.01%            --                +9.73%(4)
Not reflecting maximum sales charge                                          +12.49%            --               +11.84%(4)

Class 529-B shares
Reflecting applicable CDSC, maximum of 5%,
     payable only if shares are sold within
     six years of purchase                                                    +6.55%            --                +9.87%(5)
Not reflecting CDSC                                                          +11.55%            --               +10.65%(5)

Class 529-C shares
Reflecting CDSC, maximum of 1%, payable only
     if shares are sold within one year of purchase                          +10.56%            --               +10.87%(6)
Not reflecting CDSC                                                          +11.56%            --               +10.87%(6)

Class 529-E shares(3)                                                        +12.12%            --               +10.97%(7)

Class 529-F shares(3)
Not reflecting annual asset-based fee charged
     by sponsoring firm                                                      +12.39%            --               +14.83%(8)

The fund's investment adviser is waiving a portion of its management fees. Results shown reflect the waiver without which they would have been lower. Please see the Financial Highlights table on page 26 for details.

(1) From March 15, 2000, when Class B shares were first sold.
(2) From March 15, 2001, when Class C and Class F shares were first sold.
(3) These shares are sold without any initial or contingent deferred sales charge.
(4) From February 19, 2002, when Class 529-A shares were first sold.
(5) From February 15, 2002, when Class 529-B shares were first sold.
(6) From February 20, 2002, when Class 529-C shares were first sold.
(7) From March 1, 2002, when Class 529-E shares were first sold.
(8) From September 17, 2002, when Class 529-F shares were first sold.



SUMMARY INVESTMENT PORTFOLIO, April 30, 2005                      Unaudited

The following summary investment portfolio is designed to streamline the report and help investors better focus on a fund's principal holdings. For details on how to obtain a complete schedule of portfolio holdings, please see the inside back cover.

[begin pie chart]
                                                                   Percent
                                                                    of net
Industry sector diversification                                     assets

Financials                                                           18.62 %
Utilities                                                            10.94
Telecommunication Services                                            9.32
Consumer Staples                                                      7.35
Industrials                                                           5.11
Convertibles                                                          1.37
Bonds & notes                                                        21.90
Other industries                                                     16.60
Cash & equivalents                                                    8.79
[end pie chart]



                                                                                               Shares         Market      Percent
                                                                                                               value       of net
Common stocks  - 67.88%                                                                                        (000)       assets

Financials  - 18.62%
Washington Mutual, Inc.                                                                    11,300,000       $466,916         1.00
HSBC Holdings PLC (United Kingdom)                                                         14,056,302        224,076
HSBC Holdings PLC (Hong Kong)                                                              12,284,097        196,994          .90
Fannie Mae                                                                                  7,800,000        420,810          .90
Bank of America Corp.                                                                       9,139,460        411,641          .88
Societe Generale                                                                            4,159,200        411,477          .88
Westpac Banking Corp.                                                                      24,916,988        378,355          .81
Lloyds TSB Group PLC                                                                       37,216,400        317,765          .68
Citigroup Inc.                                                                              6,296,700        295,693          .63
Fortis                                                                                      9,835,000        270,768          .58
Freddie Mac                                                                                 2,400,000        147,648          .31
Other securities                                                                                           5,187,397        11.05
                                                                                                           8,729,540        18.62

Utilities  - 10.94%
E.ON AG                                                                                     7,894,700        662,206         1.41
National Grid Transco PLC                                                                  59,800,000        587,321         1.25
Exelon Corp.                                                                               10,290,000        509,355         1.09
Southern Co.                                                                               11,500,000        378,925          .81
Scottish Power PLC                                                                         44,277,000        357,141          .76
Gas Natural SDG, SA                                                                        10,120,000        286,817          .61
Veolia Environnement                                                                        7,366,100        276,334          .59
FirstEnergy Corp.                                                                           5,010,500        218,057          .47
Other securities                                                                                           1,853,858         3.95
                                                                                                           5,130,014        10.94

Telecommunication services  - 9.32%
SBC Communications Inc.                                                                    24,571,000        584,790         1.25
Verizon Communications Inc.                                                                12,270,000        439,266          .94
BellSouth Corp.                                                                            13,290,000        352,052          .75
TDC A/S                                                                                     7,247,334        309,718          .66
KT Corp. (ADR)                                                                             13,162,420        265,749
KT Corp.                                                                                      780,720         29,757          .63
Royal KPN NV                                                                               33,927,900        281,531          .60
Vodafone Group PLC                                                                         95,437,000        248,103
Vodafone Group PLC (ADR)                                                                      875,000         22,873          .58
Chunghwa Telecom Co., Ltd. (ADR)                                                            6,915,000        140,167
Chunghwa Telecom Co., Ltd.                                                                 63,950,000        125,934          .57
Telecom Italia SpA, nonvoting                                                              88,187,755        247,329          .53
Belgacom SA                                                                                 5,855,800        223,142          .47
Other securities                                                                                           1,098,901         2.34
                                                                                                           4,369,312         9.32

Consumer staples  - 7.35%
Altria Group, Inc.                                                                         11,972,000        778,060         1.66
ConAgra Foods, Inc.                                                                        17,010,000        455,017          .97
UST Inc.                                                                                    6,245,000        286,021          .61
H.J. Heinz Co.                                                                              6,745,000        248,553          .53
Nestle SA                                                                                     860,000        225,161          .48
Imperial Tobacco Group PLC                                                                  7,605,000        216,930          .46
Other securities                                                                                           1,237,894         2.64
                                                                                                           3,447,636         7.35

Industrials  - 5.11%
General Electric Co.                                                                       11,250,000        407,250          .87
Other securities                                                                                           1,988,027         4.24
                                                                                                           2,395,277         5.11

Energy  - 4.64%
Royal Dutch Petroleum Co. (New York registered)                                             6,578,000        383,168
"Shell" Transport and Trading Co., PLC                                                     22,090,000        197,884
"Shell" Transport and Trading Co., PLC (ADR) (New York registered)                          2,165,000        116,629         1.49
ENI SpA                                                                                    20,535,000        515,421         1.10
Husky Energy Inc.                                                                           9,935,000        288,845          .62
TOTAL SA (ADR)                                                                              1,752,900        194,414
TOTAL SA                                                                                      375,000         83,220          .59
Other securities                                                                                             393,147          .84
                                                                                                           2,172,728         4.64

Materials  - 2.52%
Dow Chemical Co.                                                                            4,821,300        221,442          .47
Other securities                                                                                             957,854         2.05
                                                                                                           1,179,296         2.52

Health care  - 2.33%
Bristol-Myers Squibb Co.                                                                   15,300,000        397,800          .85
Merck & Co., Inc.                                                                           9,000,000        305,100          .65
Other securities                                                                                             390,444          .83
                                                                                                           1,093,344         2.33

Consumer discretionary - 2.27%                                                                             1,061,800         2.27


Information technology  - 0.73%
Microsoft Corp.                                                                            12,575,000        318,148          .68
Other securities                                                                                              23,903          .05
                                                                                                             342,051          .73


Miscellaneous  -  4.05%
Other common stocks in initial period of acquisition                                                       1,897,537         4.05


Total common stocks (cost: $25,909,308,000)                                                               31,818,535        67.88



                                                                                               Shares         Market      Percent
                                                                                                               value       of net
Preferred stocks  - 0.06%                                                                                      (000)       assets

Financials  - 0.06%
Fannie Mae, Series O, 7.00% preferred  (1)                                                    365,000         20,360          .04
Other securities                                                                                              10,304          .02
Total preferred stocks (cost: $28,883,000)                                                                    30,664          .06


                                                                                               Shares         Market      Percent
                                                                                                               value       of net
Convertible securities  - 1.37%                                                                                (000)       assets

Financials  - 0.39%
Fannie Mae 5.375% convertible preferred 2049                                                      965         89,504          .19
Other securities                                                                                              91,978          .20
                                                                                                             181,482          .39

Other - 0.98%                                                                                                459,496          .98


Total convertible securities (cost: $648,433,000)                                                            640,978         1.37



                                                                                            Principal         Market      Percent
                                                                                               amount          value       of net
Bonds & notes  - 21.90%                                                                         (000)          (000)       assets

Mortgage-backed obligations (2) - 4.68%
Fannie Mae  3.112% -  11.00% 2012 - 2037 (3)                                                 $678,875        688,823         1.47
Freddie Mac 2.842% -  7.50% 2015 - 2036                                                       207,612        207,579          .44
Other securities                                                                                           1,298,896         2.77
                                                                                                           2,195,298         4.68

U.S. government & government agency bonds & notes  - 3.79%
U.S. Treasury:
 3.25% -  13.875% 2005 -   2021 (4)                                                         1,095,688      1,224,013
 Principal Strip 0% 2018 - 2029                                                                90,660         45,221         2.71
Freddie Mac   4.50% -  7.00% 2005 - 2014                                                      335,000        351,670          .75
Fannie Mae   5.75% -  7.125% 2007 - 2008                                                       90,000         94,777          .20
Other securities                                                                                              59,044          .13
                                                                                                           1,774,725         3.79

Financials  - 3.25%
Household Finance Corp.  4.125% -  8.00% 2005 - 2008                                           82,206         84,645          .18
BankBoston NA 7.00% 2007                                                                        7,500          7,994
BankAmerica Corp. 5.875% - 7.125% 2005 - 2011                                                  11,750         12,425
Bank of America Corp.   3.875% -  7.125% 2005 -   2012                                         44,400         44,738          .14
Washington Mutual, Inc. 2.40% -  7.50% 2005 - 2010                                             56,000         56,646          .12
Commercial Credit Co. 6.625% 2006                                                               1,975          2,061
Citigroup Inc. 4.125% - 5.125% 2010-2014                                                       21,000         21,095          .05
Other securities                                                                                           1,294,824         2.76
                                                                                                           1,524,428         3.25

Consumer discretionary - 2.29%                                                                             1,072,265         2.29

Asset-backed - 2.16%                                                                                       1,014,028         2.16


Telecommunication services  - 1.57%
SBC Communications Inc. 4.125% - 6.25% 2006 - 2011                                            $39,900         40,874          .09
Other securities                                                                                             693,936         1.48
                                                                                                             734,810         1.57

Health care - 0.86%                                                                                          402,999          .86


Utilities  - 0.83%
Commonwealth Edison Co. 3.70% 2008                                                              2,750          2,716
Exelon Corp. 6.75% 2011                                                                         2,000          2,198
Exelon Generation Co., LLC 6.95% 2011                                                          21,600         24,061          .06
Other securities                                                                                             359,217          .77
                                                                                                             388,192          .83

Industrials  - 0.68%
General Electric Capital Corp. 4.25% - 5.00% 2007 - 2008                                       57,500         58,375          .13
Other securities                                                                                             259,159          .55
                                                                                                             317,534          .68

Materials - 0.55%                                                                                            259,643          .55


Other - 1.24%                                                                                                581,728         1.24



Total bonds & notes (cost: $10,264,488,000)                                                               10,265,650        21.90



                                                                                            Principal         Market      Percent
                                                                                               amount          value       of net
Short-term securities  - 9.18%                                                                  (000)          (000)       assets

U.S. Treasury Bills 2.60% - 2.815% due  5/5 - 7/21/2005 (5)                                  $350,000        348,829          .74
Federal Home Loan Bank 2.74% - 2.95% due  5/13 - 7/13/2005 (5)                                314,300        313,029          .67
Freddie Mac 2.63% - 2.94% due 5/6 - 6/21/2005 (5)                                             249,500        248,945          .53
CAFCO LLC  2.80% - 3.07% due  5/18 -  7/6/2005 (1)                                            125,000        124,598
Citicorp 2.74% - 2.92% due 5/20 - 6/7/2005                                                     66,500         66,343
Ciesco LLC 2.99% due 6/29/2005 (5)                                                             47,000         46,768          .51
Wal-Mart Stores Inc. 2.75% - 2.90% due  5/3/2005 -  6/7/2005 (1)                              232,800        232,288          .50
Edison Asset Securitization LLC 2.72% due 5/13/2005 (1)                                        31,600         31,569
General Electric Capital Services Inc. 2.91% - 2.96% due 5/25-6/20/2005                       100,000         99,699          .28
HSBC Finance Corp. 2.70% - 2.98% due 5/2-6/23/2005                                            101,200        101,031          .22
Bank of America Corp. 2.73% - 2.97% due 5/4-6/28/2005                                          90,000         89,815          .19
SBC Communications Inc. 2.82% - 2.84% due 5/9-5/10/2005 (1)                                    30,200         30,177          .06
Other securities                                                                                           2,570,332         5.48

Total short-term securities (cost: $4,303,378,000)                                                         4,303,423         9.18


Total investment securities (cost: $41,154,490,000)                                                       47,059,250       100.39
Other assets less liabilities                                                                               (182,675)       (0.39)

Net assets                                                                                               $46,876,575      100.00%


"Miscellaneous"   securities   include  holdings  in  their  initial  period  of
acquisition that have not previously been publicly disclosed.

"Other securities" includes all issues that are not disclosed separately in the summary investment portfolio.


INVESTMENTS IN AFFILIATES

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund's holdings in that company represent 5% or more of the outstanding voting shares of that company. The market value of the fund's holdings in affiliated companies is included in "Other securities" under their respective industry sectors in the preceding summary investment portfolio. Further details on these holdings and related transactions during the six months ended April 30, 2005, appear below.

                                                                                      Beginning
Company                                                                     shares or principal         Purchases           Sales
                                                                                         amount

iStar Financial, Inc.                                                                 6,921,000           144,500               -
iStar Financial, Inc. 5.375% 2010                                                             -      $ 25,675,000               -
iStar Financial, Inc., Series F, 7.80% cumulative redeemable preferred                  400,000                 -               -
iStar Financial, Inc., Series B, 5.125% 2011                                                  -      $ 10,000,000               -
Arthur J. Gallagher & Co.                                                             4,796,200           273,000               -
SBM Offshore NV                                                                       2,083,797                 -               -
CapitaMall Trust Management Ltd.                                                     64,742,700         9,985,000               -
GS Engineering & Construction Corp.                                                   2,550,000                 -               -
Ascendas Real Estate Investment Trust                                                44,727,000        18,145,000               -
Fisher & Paykel Healthcare Corp. Ltd.                                                30,425,000         2,015,957               -
PaperlinX Ltd.                                                                       22,217,500         6,769,500               -
Taiwan Fertilizer Co., Ltd.                                                                   -        49,000,000               -
CapitaCommercial Trust Management Ltd.                                               35,329,000        19,963,000               -
Fong's Industries Co. Ltd.                                                           36,590,000                 -               -
Fortune Real Estate Invest Trust, units                                              30,745,000                 -               -
Hung Hing Printing Group Ltd.                                                        28,550,000           474,000               -
Pacifica Group Ltd.                                                                   9,300,000                 -               -
Fletcher Building Ltd. (6)                                                           26,209,303         1,342,383       6,265,648
Hills Motorway Group  (6)                                                            11,100,000                 -      11,100,000
Macquarie Airports  (6)                                                              71,353,636         1,844,742               -
Rotork PLC  (6)                                                                       5,500,000                 -       2,800,000
Sky City Ltd.  (6)                                                                   22,969,600                 -      22,969,600
WD-40 Co. (6)                                                                         1,076,650                 -         416,300
Worthington Industries, Inc.  (6)                                                     4,411,600                 -         771,800



                                                                                                         Dividend or
                                                                                        Ending              Interest        Market
Company                                                                    shares or principal                income         value
                                                                                        amount                 (000)         (000)

iStar Financial, Inc.                                                                7,065,500                 $ 820     $ 281,490
iStar Financial, Inc. 5.375% 2010                                                 $ 25,675,000                    35        25,777
iStar Financial, Inc., Series F, 7.80% cumulative redeemable preferred                 400,000                   390        10,304
iStar Financial, Inc., Series B, 5.125% 2011                                      $ 10,000,000                  (115)        9,855
Arthur J. Gallagher & Co.                                                            5,069,200                 2,687       141,127
SBM Offshore NV                                                                      2,083,797                     -       135,247
CapitaMall Trust Management Ltd.                                                    74,727,700                 2,248        99,509
GS Engineering & Construction Corp.                                                  2,550,000                 2,557        76,602
Ascendas Real Estate Investment Trust                                               62,872,000                 1,399        76,041
Fisher & Paykel Healthcare Corp. Ltd.                                               32,440,957                 1,121        71,627
PaperlinX Ltd.                                                                      28,987,000                 2,131        63,817
Taiwan Fertilizer Co., Ltd.                                                         49,000,000                     -        59,779
CapitaCommercial Trust Management Ltd.                                              55,292,000                 1,003        47,608
Fong's Industries Co. Ltd.                                                          36,590,000                     -        27,226
Fortune Real Estate Invest Trust, units                                             30,745,000                   646        25,047
Hung Hing Printing Group Ltd.                                                       29,024,000                   349        21,224
Pacifica Group Ltd.                                                                  9,300,000                   721        10,237
Fletcher Building Ltd. (6)                                                          21,286,038                 3,013             -
Hills Motorway Group  (6)                                                                    -                   813             -
Macquarie Airports  (6)                                                             73,198,378                 4,362             -
Rotork PLC  (6)                                                                      2,700,000                     -             -
Sky City Ltd.  (6)                                                                           -                     -             -
WD-40 Co. (6)                                                                          660,350                   452             -
Worthington Industries, Inc.  (6)                                                    3,639,800                 1,241             -


                                                                                                            $ 25,873   $ 1,182,517


The following footnotes to the portfolio apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.


(1) Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities, including those included in "Other securities" in the summary investment portfolio, was $2,783,022,000, which represented 5.94% of the net assets of the fund.
(2) Pass-through securities backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturities are shorter than the stated maturities.
(3) Coupon rate may change periodically.
(4) Index-linked bond whose principal amount moves with a government retail price index.
(5) This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.
(6) Unaffiliated issuer at 4/30/2005.

ADR = American Depositary Receipts

See Notes to Financial Statements


Financial statements

Statement of assets and liabilities                                  unaudited
at April 30, 2005                             (dollars and shares in thousands,
                                                      except per-share amounts)

Assets:
 Investment securities at market:
  Unaffiliated issuers (cost: $40,138,911)                                                 $45,876,733
  Affiliated issuers (cost: $1,015,579)                                                      1,182,517                $47,059,250
 Cash denominated in non-U.S. currencies
  (cost: $2,385)                                                                                                            2,592
 Cash                                                                                                                      26,122
 Receivables for:
  Sales of investments                                                                         260,518
  Sales of fund's shares                                                                       217,454
  Dividends and interest                                                                       274,344                    752,316
                                                                                                                       47,840,280
Liabilities:
 Payables for:
  Purchases of investments                                                                     721,743
  Repurchases of fund's shares                                                                  29,743
  Dividends on fund's shares                                                                   179,620
  Investment advisory services                                                                   9,916
  Services provided by affiliates                                                               21,382
  Deferred Directors' compensation                                                                 777
  Other fees and expenses                                                                          524                    963,705
Net assets at April 30, 2005                                                                                          $46,876,575

Net assets consist of:
 Capital paid in on shares of capital stock                                                                           $40,720,990
 Undistributed net investment income                                                                                       66,970
 Undistributed net realized gain                                                                                          183,711
 Net unrealized appreciation                                                                                            5,904,904
Net assets at April 30, 2005                                                                                          $46,876,575

Total authorized capital stock - 2,000,000 shares, $.01 par value (907,588 total shares outstanding)

                                                                                                                  Net asset value
                                                                      Net assets       Shares outstanding           per share (1)

Class A                                                              $36,013,245                  697,261                  $51.65
Class B                                                                2,999,335                   58,071                   51.65
Class C                                                                4,835,524                   93,622                   51.65
Class F                                                                1,739,282                   33,674                   51.65
Class 529-A                                                              355,085                    6,875                   51.65
Class 529-B                                                               69,976                    1,355                   51.65
Class 529-C                                                              154,247                    2,986                   51.65
Class 529-E                                                               20,582                      398                   51.65
Class 529-F                                                                4,336                       84                   51.65
Class R-1                                                                 22,099                      428                   51.65
Class R-2                                                                185,470                    3,591                   51.65
Class R-3                                                                191,403                    3,706                   51.65
Class R-4                                                                 44,974                      871                   51.65
Class R-5                                                                241,017                    4,666                   51.65

(1) Maximum offering price and redemption price per share were equal to the net asset value per share for all share classes, except for classes A and 529-A, for which the maximum offering prices per share were $54.80 for each.


See Notes to Financial Statements

Statement of operations                                              unaudited
for the six months ended April 30, 2005                 (dollars in thousands)

Investment income:
 Income:
  Dividends (net of non-U.S. withholding
            tax of $35,896; also includes
            $25,953 from affiliates)                                                           $673,834
  Interest (net of non-U.S. withholding
            tax of $44; also includes
            ($80) from affiliates)                                                              231,178                   $905,012

 Fees and expenses:
  Investment advisory services                                                                   56,068
  Distribution services                                                                          77,833
  Transfer agent services                                                                        12,801
  Administrative services                                                                         6,173
  Reports to shareholders                                                                           609
  Registration statement and prospectus                                                           2,420
  Postage, stationery and supplies                                                                1,479
  Directors' compensation                                                                           259
  Auditing and legal                                                                                 61
  Custodian                                                                                       2,850
  State and local taxes                                                                             333
  Other                                                                                             134
  Total expenses before reimbursements/waivers                                                  161,020
   Reimbursement/waiver of expenses                                                               3,474                    157,546
 Net investment income                                                                                                     747,466

Net realized gain and unrealized
 appreciation on investments
 and non-U.S. currency:
 Net realized gain (loss) on:
  Investments (including $36,852 net gain from affiliates)                                      472,548
  Non-U.S. currency transactions                                                                   (900)                   471,648
 Net unrealized appreciation (depreciation) on:
  Investments                                                                                   671,135
  Non-U.S. currency translations                                                                   (410)                   670,725
   Net realized gain and
    unrealized appreciation
    on investments and non-U.S. currency                                                                                 1,142,373
Net increase in net assets resulting
 from operations                                                                                                        $1,889,839


See Notes to Financial Statements




Statement of changes in net assets                      (dollars in thousands)

                                                                                             Six months                 Year ended
                                                                                         ended April 30                 October 31
                                                                                                  2005*                       2004
Operations:
 Net investment income                                                                         $747,466                 $1,025,334
 Net realized gain on investments and
  non-U.S. currency transactions                                                                471,648                    611,081
 Net unrealized appreciation
  on investments and non-U.S. currency translations                                             670,725                  2,797,697
  Net increase in net assets
   resulting from operations                                                                  1,889,839                  4,434,112

Dividends and distributions paid or accrued to
 shareholders:
 Dividends from net investment income and currency gains                                       (700,231)                (1,061,748)
 Distributions from net realized gain
  on investments                                                                               (675,032)                   (89,806)
   Total dividends and distributions paid or accrued
    to shareholders                                                                          (1,375,263)                (1,151,554)

Capital share transactions                                                                    9,898,777                 10,692,160

Total increase in net assets                                                                 10,413,353                 13,974,718

Net assets:
 Beginning of period                                                                         36,463,222                 22,488,504
 End of period (including undistributed
  net investment income: $66,970 and $32,399, respectively)                                 $46,876,575                $36,463,222

*Unaudited

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS                                        unaudited


1.       ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION - Capital Income Builder, Inc. (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks to provide a growing dividend - with higher income distributions every quarter to the extent possible - together with a current yield exceeding that of U.S. stocks generally.

The fund offers 14 share classes consisting of four retail share classes, five CollegeAmerica(R) savings plan share classes and five retirement plan share classes. The CollegeAmerica savings plan share classes (529-A, 529-B, 529-C, 529-E and 529-F) are sponsored by the Commonwealth of Virginia and can be utilized to save for college education. The five retirement plan share classes (R-1, R-2, R-3, R-4 and R-5) are sold without any sales charges and do not carry any conversion rights. The fund's share classes are described below:

---------------------------------------------------------------------------------------------------------
      Share class       Initial sales charge Contingent deferred sales         Conversion feature
                                               charge upon redemption
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
  Classes A and 529-A       Up to 5.75%         None (except 1% for                   None
                                                certain redemptions
                                                 within one year of
                                                purchase without an
                                               initial sales charge)
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
  Classes B and 529-B           None          Declines from 5% to zero   Classes B and 529-B convert to
                                               for redemptions within         classes A and 529-A,
                                               six years of purchase    respectively, after eight years
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
        Class C                 None         1% for redemptions within    Class C converts to Class F
                                                one year of purchase             after 10 years
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
      Class 529-C               None         1% for redemptions within                None
                                                one year of purchase
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
      Class 529-E               None                    None                          None
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
  Classes F and 529-F           None                    None                          None
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
Classes R-1, R-2, R-3,          None                    None                          None
      R-4 and R-5
---------------------------------------------------------------------------------------------------------

Holders of all share classes have equal pro rata rights to assets, dividends and liquidation proceeds. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

SIGNIFICANT ACCOUNTING POLICIES - The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the fund:

          SECURITY VALUATION - Equity securities are valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades. Fixed-income securities are valued at prices obtained from an independent pricing service, when such prices are available. However, where the investment adviser deems it appropriate, such securities will be valued at the mean quoted bid and asked prices (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type. Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities purchased with greater than 60 days to maturity with 60 days or less remaining to maturity is determined based on the market value on the 61st day. The ability of the issuers of the debt securities held by the fund to meet their obligations may be affected by economic developments in a specific industry, state or region. Securities and other assets for which representative market quotations are not readily available are fair valued as determined in good faith under procedures adopted by authority of the fund's Board of Directors. Various factors may be reviewed in order to make a good faith determination of a security's fair value. These factors include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions.

CollegeAmerica is a registered trademark of the Virginia College Savings
Plan.(sm)

          SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME - Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

          CLASS ALLOCATIONS - Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

          DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS - Dividends paid to shareholders are declared daily from net investment income and are paid to shareholders quarterly. Distributions paid to shareholders are recorded on the ex-dividend date.

          NON-U.S. CURRENCY TRANSLATION - Assets and liabilities, including investment securities, denominated in non-U.S. currencies are translated into U.S. dollars at the exchange rates in effect at the end of the reporting period. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. In the accompanying financial statements, the effects of changes in non-U.S. exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in non-U.S. currencies are disclosed separately.

          MORTGAGE DOLLAR ROLLS - The fund may enter into mortgage dollar roll transactions in which the fund sells a mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar security on a specific future date at a predetermined price. Each mortgage dollar roll is treated as a financing transaction, therefore, any gain or loss is considered unrealized until the roll reaches completion. Risks may arise due to the delayed payment date and the potential inability of counterparties to complete the transaction. Income is generated as consideration for entering into these transactions and is included in interest income in the accompanying financial statements.

2.       NON-U.S. INVESTMENTS

INVESTMENT RISK - The risks of investing in securities of non-U.S. issuers may include, but are not limited to, investment and repatriation restrictions; revaluation of currencies; adverse political, social and economic developments; government involvement in the private sector; limited and less reliable investor information; lack of liquidity; certain local tax law considerations; and limited regulation of the securities markets.

TAXATION - Dividend and interest income is recorded net of non-U.S. taxes paid.

3.       FEDERAL INCOME TAXATION AND DISTRIBUTIONS

The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made.

DISTRIBUTIONS - Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to differing treatment for items such as non-U.S. currency gains and losses; short-term capital gains and losses; unrealized appreciation of certain investments in non-U.S. securities; deferred expenses; cost of investments sold; paydowns on investments; and amortization of premiums or discounts. As of April 30, 2005, a portion of the difference between the tax basis undistributed net investment income and currency gains and the undistributed net investment income for financials reporting is attributed to amortization of premiums and discounts of $138,466,000 and appreciation of certain investments in non-U.S. securities of $72,891,000. The remainder of the difference is substantially attributed to the accrual of dividends payable to shareholders on fund shares for financial reporting purposes of $179,620,000. Such amounts are not deducted from tax basis undistributed net investment income and currency gains until paid. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund. The fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes. As of April 30, 2005, the cost of investment securities for federal income tax purposes was $41,366,339,000.

During the six months ended April 30, 2005, the fund reclassified $12,664,000 from undistributed net investment income to undistributed net realized gains; and reclassified $3,861,000 from undistributed net realized gains to additional paid-in capital to align financial reporting with tax reporting.

As of April 30,2005, the components of distributable earnings on a tax basis were as follows (dollars in thousands):

Undistributed net investment income and currency gains                                                       $534,779
Undistributed short-term capital gains                                                                         13,505
Undistributed long-term capital gains                                                                          94,614
Gross unrealized appreciation on investment securities                                                      6,338,877
Gross unrealized depreciation on investment securities                                                       (645,966)
Net unrealized appreciation on investment securities                                                        5,692,911

During the six months ended April 30, 2005, the fund realized, on a tax basis, a net capital gain of $384,480,000.

The tax character of distributions paid or accrued to shareholders was as follows (dollars in thousands):


                                                                         Six months ended April 30, 2005
                                                     Distributions from         Distributions from       Total distributions
                                                        ordinary income    long-term capital gains           paid or accrued
Share class
Class A                                                       $ 566,172                  $ 524,577               $ 1,090,749
Class B                                                          37,296                     45,419                    82,715
Class C                                                          54,834                     65,804                   120,638
Class F                                                          24,746                     22,305                    47,051
Class 529-A                                                       5,059                      4,587                     9,646
Class 529-B                                                         793                      1,013                     1,806
Class 529-C                                                       1,702                      2,113                     3,815
Class 529-E                                                         270                        274                       544
Class 529-F                                                          59                         52                       111
Class R-1                                                           205                        222                       427
Class R-2                                                         2,076                      2,421                     4,497
Class R-3                                                         2,428                      2,337                     4,765
Class R-4                                                           555                        349                       904
Class R-5                                                         4,036                      3,559                     7,595
Total                                                         $ 700,231                  $ 675,032               $ 1,375,263



                                                                            Year ended October 31, 2004
                                                     Distributions from           Distributions from      Total distributions
                                                        ordinary income      long-term capital gains          paid or accrued
Share class
Class A                                                       $ 874,799                     $ 72,464                $ 947,263
Class B                                                          59,472                        6,167                   65,639
Class C                                                          74,753                        7,105                   81,858
Class F                                                          30,229                        2,233                   32,462
Class 529-A                                                       6,677                          500                    7,177
Class 529-B                                                       1,199                          127                    1,326
Class 529-C                                                       2,352                          224                    2,576
Class 529-E                                                         365                           30                      395
Class 529-F                                                          69                            5                       74
Class R-1                                                           222                           21                      243
Class R-2                                                         2,708                          238                    2,946
Class R-3                                                         2,646                          202                    2,848
Class R-4                                                           320                           23                      343
Class R-5                                                         5,937                          467                    6,404
Total                                                       $ 1,061,748                     $ 89,806              $ 1,151,554


4.       FEES AND TRANSACTIONS WITH RELATED PARTIES

INVESTMENT ADVISORY SERVICES - The Investment Advisory and Service Agreement with CRMC provides for monthly fees accrued daily. These fees are based on a declining series of annual rates beginning with 0.240% on the first $1 billion of daily net assets and decreasing to 0.120% on such assets in excess of $44 billion. The agreement also provides for monthly fees, accrued daily, of 3.00% on the first $100,000,000 of the fund's monthly gross income and 2.50% on such income in excess of $100,000,000. During the six months ended April 30, 2005, CRMC reduced investment advisory services fees by $3,354,000. As a result, the fee shown on the accompanying financial statements of $56,068,000, which was equivalent to an annualized rate of 0.265%, was reduced to $52,714,000, or 0.249% of average daily net assets.

CLASS-SPECIFIC FEES AND EXPENSES - Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

          DISTRIBUTION SERVICES - The fund has adopted plans of distribution for all share classes, except Class R-5. Under the plans, the Board of Directors approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares. The plans provide for annual expenses, based on a percentage of average daily net assets, ranging from 0.30% to 1.00% as noted below. In some cases, the Board of Directors has approved expense amounts lower than plan limits. All share classes may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD for providing certain shareholder services. Expenses in excess of these amounts, up to approved limits, may be used to compensate dealers and wholesalers for shares sold.

          For classes A and 529-A, the Board of Directors has also approved the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. Each class reimburses AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.30% is not exceeded. As of April 30, 2005, there were no unreimbursed expenses subject to reimbursement for classes A or 529-A.

         ------------------------------------------------ ----------------------------- -----------------------------
         Share class                                       Currently approved limits            Plan limits
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Class A                                                      0.30%                         0.30%
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Class 529-A                                                  0.30                          0.50
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Classes B and 529-B                                          1.00                          1.00
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Classes C, 529-C and R-1                                     1.00                          1.00
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Class R-2                                                    0.75                          1.00
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Classes 529-E and R-3                                        0.50                          0.75
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Classes F, 529-F and R-4                                     0.25                          0.50
         ------------------------------------------------ ----------------------------- -----------------------------

          TRANSFER AGENT SERVICES - The fund has a transfer agent agreement with AFS for classes A and B. Under this agreement, these share classes compensate AFS for transfer agent services including shareholder recordkeeping, communications and transaction processing. AFS is also compensated for certain transfer agent services provided to all other share classes from the administrative services fees paid to CRMC described below.

          ADMINISTRATIVE SERVICES - The fund has an administrative services agreement with CRMC to provide transfer agent and other related shareholder services for all classes of shares other than classes A and B. Each relevant class pays CRMC annual fees of 0.15% (0.10% for Class R-5) based on its respective average daily net assets. Each relevant class also pays AFS additional amounts for certain transfer agent services. CRMC and AFS may use these fees to compensate third parties for performing these services. During the six months ended April 30, 2005, CRMC agreed to pay a portion of these fees for classes R-1 and R-2. For the six months ended April 30, 2005, the total fees paid by CRMC were $1,000 and $119,000 for classes R-1 and R-2, respectively. Administrative services fees are presented gross of any payments made by CRMC. Each 529 share class is subject to an additional annual administrative services fee of 0.10% of its respective average daily net assets; this fee is payable to the Commonwealth of Virginia for the maintenance of the CollegeAmerica plan. Although these amounts are included with administrative services fees in the accompanying financial statements, the Commonwealth of Virginia is not considered a related party.

          Expenses under the agreements described above for the six months ended April 30, 2005, were as follows (dollars in thousands):

         --------------------------------------------------------------------------------------------------------------
           Share class    Distribution    Transfer agent                     Administrative services
                            services         services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
                                                                  CRMC          Transfer agent      Commonwealth of
                                                             administrative        services             Virginia
                                                                services                             administrative
                                                                                                        services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
             Class A         $38,581          $11,639        Not applicable     Not applicable       Not applicable
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
             Class B          13,897           1,162         Not applicable     Not applicable       Not applicable
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
             Class C          21,091         Included            $3,164              $344            Not applicable
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
             Class F          1,841          Included             1,105               110            Not applicable
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
           Class 529-A         280           Included              226                 17                 $151
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
           Class 529-B         317           Included              48                  12                  32
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
           Class 529-C         677           Included              101                 19                  67
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
           Class 529-E          45           Included              13                  1                    9
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
           Class 529-F          4            Included               3                  -*                   2
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
            Class R-1           79           Included              12                  6             Not applicable
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
            Class R-2          591           Included              118                329            Not applicable
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
            Class R-3          390           Included              117                 27            Not applicable
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
            Class R-4           40           Included              24                  3             Not applicable
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
            Class R-5    Not applicable      Included              110                 3             Not applicable
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
              Total          $77,833          $12,801            $5,041              $871                 $261
         --------------------------------------------------------------------------------------------------------------
         * Amount less than one thousand.

DEFERRED DIRECTORS' COMPENSATION - Since the adoption of the deferred compensation plan in 1993, Directors who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Directors' compensation of $259,000, shown on the accompanying financial statements, includes $200,000 in current fees (either paid in cash or deferred) and a net increase of $59,000 in the value of the deferred amounts.

AFFILIATED OFFICERS AND DIRECTORS - Officers and certain Directors of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No affiliated officers or Directors received any compensation directly from the fund.

5.       CAPITAL SHARE TRANSACTIONS

Capital share transactions in the fund were as follows (dollars and shares in thousands):

                                                                                                           Reinvestments of
Share class                                                              Sales(1)                    dividends and distributions
                                                                   Amount          Shares               Amount           Shares
Six months ended April 30, 2005
Class A                                                       $ 7,394,560         141,184            $ 992,307           19,099
Class B                                                           513,176           9,803               76,206            1,468
Class C                                                         1,401,789          26,761              107,131            2,064
Class F                                                           631,265          12,043               37,325              718
Class 529-A                                                       105,802           2,019                9,337              180
Class 529-B                                                        13,198             252                1,788               35
Class 529-C                                                        39,867             760                3,746               72
Class 529-E                                                         5,561             106                  529               10
Class 529-F                                                         1,611              31                  105                2
Class R-1                                                          11,670             223                  402                8
Class R-2                                                          66,180           1,264                4,368               84
Class R-3                                                          77,507           1,481                4,552               87
Class R-4                                                          31,955             607                  792               15
Class R-5                                                          52,307             997                6,016              116
Total net increase
   (decrease)                                                $ 10,346,448         197,531          $ 1,244,604           23,958

Year ended October 31, 2004
Class A                                                       $ 8,575,196         177,997            $ 815,422           16,984
Class B                                                           798,922          16,609               56,724            1,182
Class C                                                         1,656,850          34,412               66,256            1,379
Class F                                                           624,829          12,944               23,499              489
Class 529-A                                                       103,557           2,154                6,661              138
Class 529-B                                                        19,180             398                1,248               26
Class 529-C                                                        51,496           1,070                2,384               50
Class 529-E                                                         6,390             133                  368                7
Class 529-F                                                         1,274              27                   68                1
Class R-1                                                           5,903             123                  222                5
Class R-2                                                          83,376           1,731                2,681               56
Class R-3                                                          75,618           1,570                2,554               53
Class R-4                                                          10,806             222                  302                6
Class R-5                                                         101,596           2,091                4,270               89
Total net increase
   (decrease)                                                $ 12,114,993         251,481            $ 982,659           20,465




Share class                                                          Repurchases(1)                            Net increase
                                                                 Amount           Shares                 Amount            Shares
Six months ended April 30, 2005
Class A                                                    $ (1,242,208)         (23,732)           $ 7,144,659           136,551
Class B                                                         (97,103)          (1,855)               492,279             9,416
Class C                                                        (193,360)          (3,696)             1,315,560            25,129
Class F                                                        (102,544)          (1,960)               566,046            10,801
Class 529-A                                                      (6,497)            (124)               108,642             2,075
Class 529-B                                                        (926)             (18)                14,060               269
Class 529-C                                                      (3,791)             (72)                39,822               760
Class 529-E                                                        (434)              (8)                 5,656               108
Class 529-F                                                         (83)              (2)                 1,633                31
Class R-1                                                          (849)             (16)                11,223               215
Class R-2                                                       (15,956)            (305)                54,592             1,043
Class R-3                                                       (11,391)            (217)                70,668             1,351
Class R-4                                                        (2,724)             (52)                30,023               570
Class R-5                                                       (14,409)            (275)                43,914               838
Total net increase
   (decrease)                                              $ (1,692,275)         (32,332)           $ 9,898,777           189,157

Year ended October 31, 2004
Class A                                                    $ (1,813,363)         (37,709)           $ 7,577,255           157,272
Class B                                                        (142,576)          (2,962)               713,070            14,829
Class C                                                        (227,960)          (4,738)             1,495,146            31,053
Class F                                                        (117,839)          (2,449)               530,489            10,984
Class 529-A                                                      (7,810)            (162)               102,408             2,130
Class 529-B                                                      (1,532)             (32)                18,896               392
Class 529-C                                                      (3,916)             (81)                49,964             1,039
Class 529-E                                                        (447)              (9)                 6,311               131
Class 529-F                                                        (134)              (3)                 1,208                25
Class R-1                                                        (1,056)             (22)                 5,069               106
Class R-2                                                       (24,014)            (500)                62,043             1,287
Class R-3                                                       (13,447)            (279)                64,725             1,344
Class R-4                                                        (2,403)             (49)                 8,705               179
Class R-5                                                       (48,995)          (1,018)                56,871             1,162
Total net increase
   (decrease)                                              $ (2,405,492)         (50,013)          $ 10,692,160           221,933

(1) Includes exchanges between share classes of the fund.

6.       INVESTMENT TRANSACTIONS AND OTHER DISCLOSURES

The fund made purchases and sales of investment securities, excluding short-term securities, of $11,989,083,000 and $4,183,080,000, respectively, during the six months ended April 30, 2005.

The fund receives a reduction in its custodian fee equal to the amount of interest calculated on certain cash balances held at the custodian bank. For the six months ended April 30, 2005, the custodian fee of $2,850,000, shown on the accompanying financial statements, includes $91,000 that was offset by this reduction, rather than paid in cash.


Financial highlights (1)

                                                                                     Income (loss) from investment operations(2)(3)
                                                                                                               Net
                                                                         Net asset                    gains(losses)
                                                                            value,          Net      on securities     Total from
                                                                         beginning   investment     (both realized     investment
                                                                         of period       income     and unrealized)    operations
Class A:
 Six months ended 4/30/2005 (7)                                             $50.75         $.96              $1.74          $2.70
 Year ended 10/31/2004                                                       45.29         1.76               5.68           7.44
 Year ended 10/31/2003                                                       40.73         1.72               5.36           7.08
 Year ended 10/31/2002                                                       43.80         1.82              (1.67)           .15
 Year ended 10/31/2001                                                       43.69         1.94               1.19           3.13
 Year ended 10/31/2000                                                       44.90         1.99                .26           2.25
Class B:
 Six months ended 4/30/2005 (7)                                              50.75          .76               1.74           2.50
 Year ended 10/31/2004                                                       45.29         1.38               5.68           7.06
 Year ended 10/31/2003                                                       40.73         1.38               5.36           6.74
 Year ended 10/31/2002                                                       43.80         1.48              (1.67)          (.19)
 Year ended 10/31/2001                                                       43.69         1.60               1.19           2.79
 Period from 3/15/2000 to 10/31/2000                                         40.33          .96               3.44           4.40
Class C:
 Six months ended 4/30/2005 (7)                                              50.75          .74               1.74           2.48
 Year ended 10/31/2004                                                       45.29         1.34               5.68           7.02
 Year ended 10/31/2003                                                       40.73         1.35               5.36           6.71
 Year ended 10/31/2002                                                       43.80         1.45              (1.67)          (.22)
 Period from 3/15/2001 to 10/31/2001                                         44.15          .81               (.14)           .67
Class F:
 Six months ended 4/30/2005 (7)                                              50.75          .93               1.74           2.67
 Year ended 10/31/2004                                                       45.29         1.70               5.68           7.38
 Year ended 10/31/2003                                                       40.73         1.67               5.36           7.03
 Year ended 10/31/2002                                                       43.80         1.76              (1.67)           .09
 Period from 3/15/2001 to 10/31/2001                                         44.15          .99               (.14)           .85
Class 529-A:
 Six months ended 4/30/2005 (7)                                              50.75          .93               1.74           2.67
 Year ended 10/31/2004                                                       45.29         1.70               5.68           7.38
 Year ended 10/31/2003                                                       40.73         1.70               5.36           7.06
 Period from 2/19/2002 to 10/31/2002                                         43.06         1.19              (2.13)          (.94)
Class 529-B:
 Six months ended 4/30/2005 (7)                                              50.75          .71               1.74           2.45
 Year ended 10/31/2004                                                       45.29         1.28               5.68           6.96
 Year ended 10/31/2003                                                       40.73         1.30               5.36           6.66
 Period from 2/15/2002 to 10/31/2002                                         43.33          .98              (2.40)         (1.42)
Class 529-C:
 Six months ended 4/30/2005 (7)                                              50.75          .71               1.74           2.45
 Year ended 10/31/2004                                                       45.29         1.29               5.68           6.97
 Year ended 10/31/2003                                                       40.73         1.31               5.36           6.67
 Period from 2/20/2002 to 10/31/2002                                         43.12          .97              (2.20)         (1.23)
Class 529-E:
 Six months ended 4/30/2005 (7)                                              50.75          .84               1.74           2.58
 Year ended 10/31/2004                                                       45.29         1.54               5.68           7.22
 Year ended 10/31/2003                                                       40.73         1.53               5.36           6.89
 Period from 3/1/2002 to 10/31/2002                                          43.74         1.08              (2.83)         (1.75)
Class 529-F:
 Six months ended 4/30/2005 (7)                                              50.75          .91               1.74           2.65
 Year ended 10/31/2004                                                       45.29         1.65               5.68           7.33
 Year ended 10/31/2003                                                       40.73         1.64               5.36           7.00
 Period from 9/17/2002 to 10/31/2002                                         41.74          .14               (.89)          (.75)




Financial highlights                                       (1)     (continued)

                                                                                     Income (loss) from investment operations(2)(3)
                                                                                                               Net
                                                                         Net asset                    gains(losses)
                                                                            value,          Net      on securities     Total from
                                                                         beginning   investment     (both realized     investment
                                                                         of period       income     and unrealized)    operations
Class R-1:
 Six months ended 4/30/2005 (7)                                             $50.75         $.73              $1.74          $2.47
 Year ended 10/31/2004                                                       45.29         1.32               5.68           7.00
 Year ended 10/31/2003                                                       40.73         1.35               5.36           6.71
 Period from 6/11/2002 to 10/31/2002                                         45.41          .52              (4.53)         (4.01)
Class R-2:
 Six months ended 4/30/2005 (7)                                              50.75          .74               1.74           2.48
 Year ended 10/31/2004                                                       45.29         1.34               5.68           7.02
 Year ended 10/31/2003                                                       40.73         1.36               5.36           6.72
 Period from 5/31/2002 to 10/31/2002                                         46.10          .51              (5.16)         (4.65)
Class R-3:
 Six months ended 4/30/2005 (7)                                              50.75          .86               1.74           2.60
 Year ended 10/31/2004                                                       45.29         1.53               5.68           7.21
 Year ended 10/31/2003                                                       40.73         1.52               5.36           6.88
 Period from 6/4/2002 to 10/31/2002                                          45.74          .56              (4.80)         (4.24)
Class R-4:
 Six months ended 4/30/2005 (7)                                              50.75          .94               1.74           2.68
 Year ended 10/31/2004                                                       45.29         1.70               5.68           7.38
 Year ended 10/31/2003                                                       40.73         1.68               5.36           7.04
 Period from 5/20/2002 to 10/31/2002                                         45.84          .65              (4.85)         (4.20)
Class R-5:
 Six months ended 4/30/2005 (7)                                              50.75         1.01               1.74           2.75
 Year ended 10/31/2004                                                       45.29         1.85               5.68           7.53
 Year ended 10/31/2003                                                       40.73         1.81               5.36           7.17
 Period from 5/15/2002 to 10/31/2002                                         45.87          .89              (5.02)         (4.13)




Financial highlights (1)

                                                                             Dividends and distributions

                                                                       Dividends
                                                                       (from net   Distributions             Total       Net asset
                                                                      investment   (from capital     dividends and      value, end
                                                                          income)          gains)    distributions       of period
Class A:
 Six months ended 4/30/2005 (7)                                            $(.90)          $(.90)           $(1.80)         $51.65
 Year ended 10/31/2004                                                     (1.81)           (.17)            (1.98)          50.75
 Year ended 10/31/2003                                                     (2.00)           (.52)            (2.52)          45.29
 Year ended 10/31/2002                                                     (2.05)          (1.17)            (3.22)          40.73
 Year ended 10/31/2001                                                     (2.08)           (.94)            (3.02)          43.80
 Year ended 10/31/2000                                                     (1.92)          (1.54)            (3.46)          43.69
Class B:
 Six months ended 4/30/2005 (7)                                             (.70)           (.90)            (1.60)          51.65
 Year ended 10/31/2004                                                     (1.43)           (.17)            (1.60)          50.75
 Year ended 10/31/2003                                                     (1.66)           (.52)            (2.18)          45.29
 Year ended 10/31/2002                                                     (1.71)          (1.17)            (2.88)          40.73
 Year ended 10/31/2001                                                     (1.74)           (.94)            (2.68)          43.80
 Period from 3/15/2000 to 10/31/2000                                       (1.04)              -             (1.04)          43.69
Class C:
 Six months ended 4/30/2005 (7)                                             (.68)           (.90)            (1.58)          51.65
 Year ended 10/31/2004                                                     (1.39)           (.17)            (1.56)          50.75
 Year ended 10/31/2003                                                     (1.63)           (.52)            (2.15)          45.29
 Year ended 10/31/2002                                                     (1.68)          (1.17)            (2.85)          40.73
 Period from 3/15/2001 to 10/31/2001                                       (1.02)              -             (1.02)          43.80
Class F:
 Six months ended 4/30/2005 (7)                                             (.87)           (.90)            (1.77)          51.65
 Year ended 10/31/2004                                                     (1.75)           (.17)            (1.92)          50.75
 Year ended 10/31/2003                                                     (1.95)           (.52)            (2.47)          45.29
 Year ended 10/31/2002                                                     (1.99)          (1.17)            (3.16)          40.73
 Period from 3/15/2001 to 10/31/2001                                       (1.20)              -             (1.20)          43.80
Class 529-A:
 Six months ended 4/30/2005 (7)                                             (.87)           (.90)            (1.77)          51.65
 Year ended 10/31/2004                                                     (1.75)           (.17)            (1.92)          50.75
 Year ended 10/31/2003                                                     (1.98)           (.52)            (2.50)          45.29
 Period from 2/19/2002 to 10/31/2002                                       (1.39)              -             (1.39)          40.73
Class 529-B:
 Six months ended 4/30/2005 (7)                                             (.65)           (.90)            (1.55)          51.65
 Year ended 10/31/2004                                                     (1.33)           (.17)            (1.50)          50.75
 Year ended 10/31/2003                                                     (1.58)           (.52)            (2.10)          45.29
 Period from 2/15/2002 to 10/31/2002                                       (1.18)              -             (1.18)          40.73
Class 529-C:
 Six months ended 4/30/2005 (7)                                             (.65)           (.90)            (1.55)          51.65
 Year ended 10/31/2004                                                     (1.34)           (.17)            (1.51)          50.75
 Year ended 10/31/2003                                                     (1.59)           (.52)            (2.11)          45.29
 Period from 2/20/2002 to 10/31/2002                                       (1.16)              -             (1.16)          40.73
Class 529-E:
 Six months ended 4/30/2005 (7)                                             (.78)           (.90)            (1.68)          51.65
 Year ended 10/31/2004                                                     (1.59)           (.17)            (1.76)          50.75
 Year ended 10/31/2003                                                     (1.81)           (.52)            (2.33)          45.29
 Period from 3/1/2002 to 10/31/2002                                        (1.26)              -             (1.26)          40.73
Class 529-F:
 Six months ended 4/30/2005 (7)                                             (.85)           (.90)            (1.75)          51.65
 Year ended 10/31/2004                                                     (1.70)           (.17)            (1.87)          50.75
 Year ended 10/31/2003                                                     (1.92)           (.52)            (2.44)          45.29
 Period from 9/17/2002 to 10/31/2002                                        (.26)              -              (.26)          40.73




Financial highlights                                         (1)     (continued)

                                                                              Dividends and distributions

                                                                       Dividends
                                                                       (from net   Distributions             Total       Net asset
                                                                      investment   (from capital     dividends and      value, end
                                                                          income)          gains)    distributions       of period
Class R-1:
 Six months ended 4/30/2005 (7)                                            $(.67)          $(.90)           $(1.57)         $51.65
 Year ended 10/31/2004                                                     (1.37)           (.17)            (1.54)          50.75
 Year ended 10/31/2003                                                     (1.63)           (.52)            (2.15)          45.29
 Period from 6/11/2002 to 10/31/2002                                        (.67)              -              (.67)          40.73
Class R-2:
 Six months ended 4/30/2005 (7)                                             (.68)           (.90)            (1.58)          51.65
 Year ended 10/31/2004                                                     (1.39)           (.17)            (1.56)          50.75
 Year ended 10/31/2003                                                     (1.64)           (.52)            (2.16)          45.29
 Period from 5/31/2002 to 10/31/2002                                        (.72)              -              (.72)          40.73
Class R-3:
 Six months ended 4/30/2005 (7)                                             (.80)           (.90)            (1.70)          51.65
 Year ended 10/31/2004                                                     (1.58)           (.17)            (1.75)          50.75
 Year ended 10/31/2003                                                     (1.80)           (.52)            (2.32)          45.29
 Period from 6/4/2002 to 10/31/2002                                         (.77)              -              (.77)          40.73
Class R-4:
 Six months ended 4/30/2005 (7)                                             (.88)           (.90)            (1.78)          51.65
 Year ended 10/31/2004                                                     (1.75)           (.17)            (1.92)          50.75
 Year ended 10/31/2003                                                     (1.96)           (.52)            (2.48)          45.29
 Period from 5/20/2002 to 10/31/2002                                        (.91)              -              (.91)          40.73
Class R-5:
 Six months ended 4/30/2005 (7)                                             (.95)           (.90)            (1.85)          51.65
 Year ended 10/31/2004                                                     (1.90)           (.17)            (2.07)          50.75
 Year ended 10/31/2003                                                     (2.09)           (.52)            (2.61)          45.29
 Period from 5/15/2002 to 10/31/2002                                       (1.01)              -             (1.01)          40.73




Financial highlights (1)

                                                                             Ratio of expenses  Ratio of expenses
                                                                              to average net     to average net          Ratio of
                                                               Net assets,     assets before       assets after        net income
                                                   Total     end of period   reimbursements/    reimbursements/        to average
                                               return (4)     (in millions)        waivers            waivers (5)    net assets (6)
Class A:
 Six months ended 4/30/2005 (7)                    5.33%           $36,013            .61% (8)           .60% (8)         3.68% (8)
 Year ended 10/31/2004                             16.73            28,458             .60                .59              3.65
 Year ended 10/31/2003                             17.95            18,273             .65                .65              4.04
 Year ended 10/31/2002                               .16            10,006             .67                .67              4.19
 Year ended 10/31/2001                              7.39             8,057             .66                .66              4.36
 Year ended 10/31/2000                              5.56             7,368             .67                .67              4.67
Class B:
 Six months ended 4/30/2005 (7)                     4.93             2,999            1.39 (8)           1.37 (8)          2.90 (8)
 Year ended 10/31/2004                             15.81             2,469            1.40               1.39              2.85
 Year ended 10/31/2003                             17.03             1,532            1.44               1.44              3.19
 Year ended 10/31/2002                              (.61)              450            1.44               1.44              3.41
 Year ended 10/31/2001                              6.56               118            1.41               1.41              3.35
 Period from 3/15/2000 to 10/31/2000               10.97                18            1.44 (8)           1.44 (8)          3.90 (8)
Class C:
 Six months ended 4/30/2005 (7)                     4.88             4,836            1.47 (8)           1.45 (8)          2.82 (8)
 Year ended 10/31/2004                             15.72             3,476            1.47               1.47              2.76
 Year ended 10/31/2003                             16.94             1,696            1.51               1.51              3.08
 Year ended 10/31/2002                              (.69)              424            1.52               1.52              3.31
 Period from 3/15/2001 to 10/31/2001                1.52                65            1.51 (8)           1.51 (8)          2.98 (8)
Class F:
 Six months ended 4/30/2005 (7)                     5.28             1,739             .71 (8)            .70 (8)          3.58 (8)
 Year ended 10/31/2004                             16.58             1,161             .72                .71              3.51
 Year ended 10/31/2003                             17.82               539             .76                .76              3.86
 Year ended 10/31/2002                               .03               155             .79                .79              4.04
 Period from 3/15/2001 to 10/31/2001                1.94                17             .80 (8)            .80 (8)          3.70 (8)
Class 529-A:
 Six months ended 4/30/2005 (7)                     5.26               355             .75 (8)            .74 (8)          3.57 (8)
 Year ended 10/31/2004                             16.59               244             .72                .71              3.53
 Year ended 10/31/2003                             17.89               121             .70                .70              3.99
 Period from 2/19/2002 to 10/31/2002               (2.31)               32             .91 (8)            .91 (8)          4.05 (8)
Class 529-B:
 Six months ended 4/30/2005 (7)                     4.82                70            1.59 (8)           1.58 (8)          2.71 (8)
 Year ended 10/31/2004                             15.58                55            1.60               1.60              2.66
 Year ended 10/31/2003                             16.82                31            1.64               1.64              3.04
 Period from 2/15/2002 to 10/31/2002               (3.37)                8            1.66 (8)           1.66 (8)          3.32 (8)
Class 529-C:
 Six months ended 4/30/2005 (7)                     4.83               154            1.58 (8)           1.57 (8)          2.73 (8)
 Year ended 10/31/2004                             15.60               113            1.59               1.58              2.67
 Year ended 10/31/2003                             16.83                54            1.63               1.63              3.05
 Period from 2/20/2002 to 10/31/2002               (2.96)               13            1.65 (8)           1.65 (8)          3.31 (8)
Class 529-E:
 Six months ended 4/30/2005 (7)                     5.10                21            1.07 (8)           1.05 (8)          3.25 (8)
 Year ended 10/31/2004                             16.19                15            1.07               1.07              3.18
 Year ended 10/31/2003                             17.44                 7            1.10               1.10              3.57
 Period from 3/1/2002 to 10/31/2002                (4.09)                2            1.11 (8)           1.11 (8)          3.87 (8)
Class 529-F:
 Six months ended 4/30/2005 (7)                     5.23                 4             .82 (8)            .80 (8)          3.52 (8)
 Year ended 10/31/2004                             16.47                 3             .82                .82              3.44
 Year ended 10/31/2003                             17.72                 1             .85                .85              3.78
 Period from 9/17/2002 to 10/31/2002               (1.79)                - (9)         .10                .10               .35




Financial highlights                                       (1)     (continued)


                                                                             Ratio of expenses  Ratio of expenses
                                                                              to average net     to average net          Ratio of
                                                               Net assets,     assets before       assets after        net income
                                                   Total     end of period   reimbursements/    reimbursements/        to average
                                                  return      (in millions)        waivers            waivers (5)    net assets (6)
Class R-1:
 Six months ended 4/30/2005 (7)                    4.87%               $22           1.53% (8)          1.49% (8)         2.83% (8)
 Year ended 10/31/2004                             15.69                11            1.53               1.50              2.74
 Year ended 10/31/2003                             16.94                 5            1.66               1.53              3.12
 Period from 6/11/2002 to 10/31/2002               (8.84)                - (9)         .87                .60              1.27
Class R-2:
 Six months ended 4/30/2005 (7)                     4.89               186            1.62 (8)           1.45 (8)          2.86 (8)
 Year ended 10/31/2004                             15.73               129            1.75               1.47              2.78
 Year ended 10/31/2003                             16.99                57            1.85               1.49              3.11
 Period from 5/31/2002 to 10/31/2002              (10.10)                4             .77                .63              1.29
Class R-3:
 Six months ended 4/30/2005 (7)                     5.14               192             .99 (8)            .97 (8)          3.35 (8)
 Year ended 10/31/2004                             16.17               120            1.09               1.08              3.15
 Year ended 10/31/2003                             17.42                46            1.15               1.11              3.46
 Period from 6/4/2002 to 10/31/2002                (9.27)                2             .62                .46              1.40
Class R-4:
 Six months ended 4/30/2005 (7)                     5.28                45             .72 (8)            .71 (8)          3.63 (8)
 Year ended 10/31/2004                             16.57                15             .74                .73              3.49
 Year ended 10/31/2003                             17.84                 6             .79                .76              3.79
 Period from 5/20/2002 to 10/31/2002               (9.20)                - (9)         .76                .34              1.59
Class R-5:
 Six months ended 4/30/2005 (7)                     5.44               241             .40 (8)            .39 (8)          3.91 (8)
 Year ended 10/31/2004                             16.95               194             .41                .40              3.85
 Year ended 10/31/2003                             18.20               121             .44                .44              4.28
 Period from 5/15/2002 to 10/31/2002               (9.04)               75             .21                .21              2.10


                                                Six months ended April 30                  Year ended October 31
                                                       2005 (7)                2004     2003     2002       2001      2000

Portfolio turnover rate                                    11%                  24%      27%      36%        37%       41%


(1) Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
(2) Based on average shares outstanding.
(3) For the year ended October 31, 2002, net investment income was lower and net gains (losses) on securities (both realized and unrealized) were higher by approximately $0.14 per share for Class A as a result of an accounting change related to the amortization of bond premium. On an annualized basis, the impact of the accounting change on the other share classes would have been approximately the same.
(4) Total returns exclude all sales charges, including contingent deferred sales charges.
(5) The ratios in this column reflect the impact, if any, of certain reimbursements/waivers from CRMC. During some of the periods shown CRMC reduced fees for investment advisory services for all share classes. In addition, during the start-up period for the retirement plan share classes (except Class R-5), CRMC agreed to pay a portion of the fees related to transfer agent services.
(6) For the year ended October 31, 2002, the ratio of net income to average net assets for Class A was lower by .34 percentage points as a result of an accounting change related to the amortization of bond premium. On an annualized basis, the impact of the accounting change on the other share classes would have been approximately the same.
(7) Unaudited.
(8) Annualized.
(9) Amount less than $1 million.


See Notes to Financial Statements



EXPENSE EXAMPLE (unaudited)

As a shareholder of the fund, you incur two types of costs: (1) transaction costs such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2004 through April 30, 2005).

ACTUAL EXPENSES:
The first line of each share class in the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses paid during period" to estimate the expenses you paid on your account during this period. There are some account fees that are charged to certain types of accounts, such as Individual Retirement Accounts and CollegeAmerica accounts (generally, a $10 fee is charged to set up the account and an additional $10 fee is charged to the account annually) that would increase the amount of expenses paid on your account. In addition, retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F and Class 529-F shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would also be lower by the amount of these fees.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES:
The second line of each share class in the table on the next page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds. There are some account fees that are charged to certain shareholders, such as Individual Retirement Accounts and CollegeAmerica accounts (generally, a $10 fee is charged to set up the account and an additional $10 fee is charged to the account annually) that would increase the amount of expenses paid on your account. In addition, retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F and Class 529-F shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would also be lower by the amount of these fees.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                      Beginning account       Ending account     Expenses paid      Annualized
                                        value 11/1/2004      value 4/30/2005  during period(1)   expense ratio

Class A -- actual return                      $1,000.00            $1,053.33            $3.05             .60%
Class A -- assumed 5% return                   1,000.00             1,021.82             3.01             .60
Class B -- actual return                       1,000.00             1,049.25             6.96            1.37
Class B -- assumed 5% return                   1,000.00             1,018.00             6.85            1.37
Class C -- actual return                       1,000.00             1,048.85             7.37            1.45
Class C -- assumed 5% return                   1,000.00             1,017.60             7.25            1.45
Class F -- actual return                       1,000.00             1,052.79             3.56             .70
Class F -- assumed 5% return                   1,000.00             1,021.32             3.51             .70
Class 529-A -- actual return                   1,000.00             1,052.64             3.77             .74
Class 529-A -- assumed 5% return               1,000.00             1,021.12             3.71             .74
Class 529-B -- actual return                   1,000.00             1,048.24             8.02            1.58
Class 529-B -- assumed 5% return               1,000.00             1,016.96             7.90            1.58
Class 529-C -- actual return                   1,000.00             1,048.30             7.97            1.57
Class 529-C -- assumed 5% return               1,000.00             1,017.01             7.85            1.57
Class 529-E -- actual return                   1,000.00             1,050.96             5.34            1.05
Class 529-E -- assumed 5% return               1,000.00             1,019.59             5.26            1.05
Class 529-F -- actual return                   1,000.00             1,052.26             4.07             .80
Class 529-F -- assumed 5% return               1,000.00             1,020.83             4.01             .80
Class R-1 -- actual return                     1,000.00             1,048.74             7.57            1.49
Class R-1 -- assumed 5% return                 1,000.00             1,017.41             7.45            1.49
Class R-2 -- actual return                     1,000.00             1,048.91             7.37            1.45
Class R-2 -- assumed 5% return                 1,000.00             1,017.60             7.25            1.45
Class R-3 -- actual return                     1,000.00             1,051.38             4.93             .97
Class R-3 -- assumed 5% return                 1,000.00             1,019.98             4.86             .97
Class R-4 -- actual return                     1,000.00             1,052.85             3.61             .71
Class R-4 -- assumed 5% return                 1,000.00             1,021.27             3.56             .71
Class R-5 -- actual return                     1,000.00             1,054.43             1.99             .39
Class R-5 -- assumed 5% return                 1,000.00             1,022.86             1.96             .39

(1) Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the period (181), and divided by 365 (to reflect the one-half year period).


OFFICES OF THE FUND AND OF THE INVESTMENT ADVISER
Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

135 South State College Boulevard
Brea, CA 92821-5823

TRANSFER AGENT FOR SHAREHOLDER ACCOUNTS
American Funds Service Company
(Please write to the address nearest you.)

P.O. Box 25065
Santa Ana, CA 92799-5065

P.O. Box 659522
San Antonio, TX 78265-9522

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

CUSTODIAN OF ASSETS
JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

COUNSEL
O'Melveny & Myers LLP
400 South Hope Street
Los Angeles, CA 90071-2899

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
PricewaterhouseCoopers LLP
350 South Grand Avenue
Los Angeles, CA 90071-2889

PRINCIPAL UNDERWRITER
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406


There are several ways to invest in Capital Income Builder. Class A shares are subject to a 5.75% maximum up-front sales charge that declines for accounts (and aggregated investments) of $25,000 or more and is eliminated for purchases of $1 million or more. Other share classes, which are generally not available for certain employer-sponsored retirement plans, have no up-front sales charges but are subject to additional annual expenses and fees. Annualized expenses for Class B shares were 0.77 percentage points higher than for Class A shares; Class B shares convert to Class A shares after eight years of ownership. If redeemed within six years, Class B shares may also be subject to a contingent deferred sales charge ("CDSC") of up to 5% that declines over time. Class C shares were subject to annualized expenses 0.85 percentage points higher than those for Class A shares and a 1% CDSC if redeemed within the first year after purchase. Class C shares convert to Class F shares after 10 years. Class F shares, which are available only through certain fee-based programs offered by broker-dealer firms and registered investment advisers, had higher annualized expenses (by
0.10 percentage points) than did Class A shares, and an annual asset-based fee charged by the sponsoring firm. Expenses are deducted from income earned by the fund. As a result, dividends and investment results will differ for each share class.

INVESTORS SHOULD CAREFULLY CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES OF THE AMERICAN FUNDS AND COLLEGEAMERICA. THIS AND OTHER IMPORTANT INFORMATION IS CONTAINED IN THE FUND'S PROSPECTUS AND THE COLLEGEAMERICA PROGRAM DESCRIPTION, WHICH CAN BE OBTAINED FROM YOUR FINANCIAL ADVISER AND SHOULD BE READ CAREFULLY BEFORE INVESTING. YOU MAY ALSO CALL AMERICAN FUNDS SERVICE COMPANY (AFS) AT 800/421-0180 OR VISIT THE AMERICAN FUNDS WEBSITE AT AMERICANFUNDS.COM.

"American Funds Proxy Voting Guidelines" -- which describes how we vote proxies relating to portfolio securities -- is available free of charge on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov, on the American Funds website or upon request by calling AFS. The fund's proxy voting record for the 12 months ended June 30, 2004, is also available on the SEC and American Funds websites.

A complete April 30, 2005, portfolio of Capital Income Builder's investments is available free of charge on the SEC website or upon request by calling AFS.

Capital Income Builder files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This form is available free of charge on the SEC website or upon request by calling AFS. You may also review or, for a fee, copy the form at the SEC's Public Reference Room in Washington, D.C. (800/SEC-0330).

This report is for the information of shareholders of Capital Income Builder, but it may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after June 30, 2005, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

[logo - American Funds(R)]

The right choice for the long term(R)

What makes American Funds different?

For more than 70 years, we have followed a consistent philosophy that we firmly believe is in our investors' best interests. The range of opportunities offered by our family of just 29 carefully conceived, broadly diversified funds has attracted over 30 million shareholder accounts.

Our unique combination of strengths includes these five factors:

o  A LONG-TERM, VALUE-ORIENTED APPROACH
   Rather than follow fads, we pursue a consistent strategy, focusing on each investment's long-term potential.

o  AN UNPARALLELED GLOBAL RESEARCH EFFORT
   American Funds draws on one of the industry's most globally integrated research networks.

o  THE MULTIPLE PORTFOLIO COUNSELOR SYSTEM
   Every American Fund is divided among a number of portfolio counselors. Each takes responsibility for a portion independently, within each fund's objectives; in most cases, research analysts manage a portion as well. Over time this method has contributed to a consistency of results and continuity of management.

o  EXPERIENCED INVESTMENT PROFESSIONALS
   The recent market decline was not the first for most of the portfolio counselors who serve the American Funds. More than half of them were in the investment business before the sharp market decline of 1987.

o  A COMMITMENT TO LOW OPERATING EXPENSES
   American Funds' operating expenses are among the lowest in the mutual fund industry. Our portfolio turnover rates are low as well, keeping transaction costs and tax consequences contained.


29 mutual funds, consistent philosophy, consistent results

o  GROWTH FUNDS
   AMCAP Fund(R)
   EuroPacific Growth Fund(R)
   The Growth Fund of America(R)
   The New Economy Fund(R)
   New Perspective Fund(R)
   New World Fund(SM)
   SMALLCAP World Fund(R)

o  GROWTH-AND-INCOME FUNDS
   American Mutual Fund(R)
   Capital World Growth and Income Fund(SM)
   Fundamental Investors(SM)
   The Investment Company of America(R)
   Washington Mutual Investors Fund(SM)

o  EQUITY-INCOME FUNDS
>  Capital Income Builder(R)
   The Income Fund of America(R)

o  BALANCED FUND
   American Balanced Fund(R)

o  BOND FUNDS
   American High-Income Trust(SM)
   The Bond Fund of America(SM)
   Capital World Bond Fund(R)
   Intermediate Bond Fund of America(R)
   U.S. Government Securities Fund(SM)

o  TAX-EXEMPT BOND FUNDS
   American High-Income Municipal Bond Fund(R)
   Limited Term Tax-Exempt Bond Fund of America(SM)
   The Tax-Exempt Bond Fund of America(R)

   STATE-SPECIFIC TAX-EXEMPT FUNDS
   The Tax-Exempt Fund of California(R)
   The Tax-Exempt Fund of Maryland(R)
   The Tax-Exempt Fund of Virginia(R)

o  MONEY MARKET FUNDS
   The Cash Management Trust of America(R)
   The Tax-Exempt Money Fund of America(SM)
   The U.S. Treasury Money Fund of America(SM)

THE CAPITAL GROUP COMPANIES

American Funds
Capital Research and Management
Capital International
Capital Guardian
Capital Bank and Trust

Lit. No. MFGESR-912-0605P

Litho in USA BAG/LPT/8081-S1933

Printed on recycled paper


ITEM 2 - Code of Ethics

Not applicable for filing of Semiannual Reports to Shareholders.


ITEM 3 - Audit Committee Financial Expert

Not applicable for filing of Semiannual Reports to Shareholders.


ITEM 4 - Principal Accountant Fees and Services

Not applicable for filing of Semiannual Reports to Shareholders.


ITEM 5 - Audit Committee of Listed Registrants

Not applicable.


ITEM 6 - Schedule of Investments

[logo - American Funds (r)]

CAPITAL INCOME BUILDER
INVESTMENT PORTFOLIO
April 30, 2005                                                        unaudited

                                                                                                                       Market value
Common stocks -- 67.88%                                                                                      Shares           (000)

FINANCIALS -- 18.62%
Washington Mutual, Inc.                                                                                  11,300,000        $466,916
HSBC Holdings PLC (United Kingdom)                                                                       14,056,302         224,076
HSBC Holdings PLC (Hong Kong)                                                                            12,284,097         196,994
Fannie Mae                                                                                                7,800,000         420,810
Bank of America Corp.                                                                                     9,139,460         411,641
Societe Generale                                                                                          4,159,200         411,477
Westpac Banking Corp.                                                                                    24,916,988         378,355
Lloyds TSB Group PLC                                                                                     37,216,400         317,765
Citigroup Inc.                                                                                            6,296,700         295,693
iStar Financial, Inc.(1)                                                                                  7,065,500         281,490
Fortis                                                                                                    9,835,000         270,768
Irish Life & Permanent PLC                                                                               12,474,949         207,835
U.S. Bancorp                                                                                              6,800,000         189,720
Boston Properties, Inc.                                                                                   2,850,000         189,439
ING Groep NV                                                                                              6,739,729         182,951
Bank of Nova Scotia                                                                                       5,647,200         179,146
Archstone-Smith Trust                                                                                     4,815,000         173,196
J.P. Morgan Chase & Co.                                                                                   4,739,000         168,187
Wells Fargo & Co.                                                                                         2,635,000         157,942
St. George Bank Ltd.                                                                                      7,971,391         154,026
Freddie Mac                                                                                               2,400,000         147,648
Arthur J. Gallagher & Co.(1)                                                                              5,069,200         141,127
Equity Office Properties Trust                                                                            4,200,000         132,174
Kimco Realty Corp.                                                                                        2,253,300         124,810
Royal Bank of Canada                                                                                      2,090,000         124,263
DnB NOR ASA                                                                                              12,870,000         122,406
Developers Diversified Realty Corp.                                                                       2,670,000         113,315
Equity Residential                                                                                        3,295,500         113,200
Westfield Group                                                                                           8,641,624         109,428
Westfield Group(2)                                                                                          270,206           3,413
Euronext NV                                                                                               3,410,000         111,736
Banco Santander Central Hispano, SA                                                                       9,522,900         110,506
ABN AMRO Holding NV                                                                                       4,402,883         106,716
Danske Bank A/S                                                                                           3,615,000         105,596
AMB Property Corp.                                                                                        2,675,000         104,298
Marsh & McLennan Companies, Inc.                                                                          3,600,000         100,908
CapitaMall Trust Management Ltd.(1)                                                                      74,727,700          99,509
Weingarten Realty Investors                                                                               2,634,750          94,877
Health Care Property Investors, Inc.                                                                      3,670,000          94,099
Hang Lung Properties Ltd.                                                                                60,113,100          92,159
Hongkong Land Holdings Ltd.                                                                              30,813,000          89,050
FirstMerit Corp.                                                                                          3,445,000          84,506
Cathay Financial Holding Co., Ltd.                                                                       42,500,000          76,889
Montpelier Re Holdings Ltd.                                                                               2,301,300          76,380
Ascendas Real Estate Investment Trust(1)                                                                 62,872,000          76,041
KeyCorp                                                                                                   1,860,000          61,678
Fubon Financial Holding Co., Ltd.                                                                        67,700,000          61,457
United Bankshares, Inc.                                                                                   1,775,000          54,350
Chinatrust Financial Holding Co., Ltd.                                                                   42,656,924          48,831
CapitaCommercial Trust Management Ltd.(1)                                                                54,500,000          46,940
CapitaCommercial Trust Management Ltd., units(1)                                                            792,000             668
Aareal Bank AG                                                                                            1,480,000          46,077
XL Capital Ltd., Class A                                                                                    642,800          45,189
Apartment Investment and Management Co., Class A                                                          1,175,000          44,791
Camden Property Trust                                                                                       850,000          43,350
UniCredito Italiano SpA                                                                                   7,580,000          42,225
KBC Groupe SA                                                                                               525,000          41,369
Comerica Inc.                                                                                               700,000          40,082
St. Paul Travelers Companies, Inc.                                                                        1,075,000          38,485
UBS AG                                                                                                      428,310          34,107
Suncorp-Metway Ltd.                                                                                       2,120,000          32,638
ProLogis                                                                                                    762,346          30,181
Wing Lung Bank Ltd.                                                                                       4,000,000          29,251
Fortune Real Estate Investment Trust, units(1)                                                           30,745,000          25,047
Unibail Holding                                                                                             200,000          24,598
Lincoln National Corp.                                                                                      541,500          24,351
JCG Holdings Ltd.                                                                                        26,009,000          23,357
Mercury General Corp.                                                                                       400,000          21,144
AmSouth Bancorporation                                                                                      750,000          19,740
Anthracite Capital, Inc.                                                                                  1,453,900          16,153
                                                                                                                          8,729,540

UTILITIES -- 10.94%
E.ON AG                                                                                                   7,894,700         662,206
National Grid Transco PLC                                                                                59,800,000         587,321
Exelon Corp.                                                                                             10,290,000         509,355
Southern Co.                                                                                             11,500,000         378,925
Scottish Power PLC                                                                                       44,277,000         357,141
Gas Natural SDG, SA                                                                                      10,120,000         286,817
Veolia Environnement                                                                                      7,366,100         276,334
FirstEnergy Corp.                                                                                         5,010,500         218,057
Dominion Resources, Inc.                                                                                  2,685,990         202,524
Public Service Enterprise Group Inc.                                                                      3,336,300         193,839
NiSource Inc.                                                                                             6,539,307         151,973
PPL Corp.                                                                                                 2,155,000         116,930
Cheung Kong Infrastructure Holdings Ltd.                                                                 36,022,000         113,685
Edison International                                                                                      3,000,000         108,900
Xcel Energy Inc.                                                                                          5,176,000          88,924
Northeast Utilities                                                                                       4,645,000          85,050
Energy East Corp.                                                                                         3,199,600          83,254
FPL Group, Inc.                                                                                           2,000,000          81,640
Ameren Corp.                                                                                              1,468,500          75,921
Consolidated Edison, Inc.                                                                                 1,650,000          71,412
Progress Energy, Inc.                                                                                     1,700,000          71,383
Entergy Corp.                                                                                               752,500          55,158
KeySpan Corp.                                                                                             1,390,000          52,723
Equitable Resources, Inc.                                                                                   890,000          51,300
DTE Energy Co.                                                                                            1,000,000          45,950
Scottish and Southern Energy PLC                                                                          2,400,000          42,930
Westar Energy, Inc.                                                                                       1,800,000          41,220
Duke Energy Corp.                                                                                         1,400,000          40,866
Pinnacle West Capital Corp.                                                                                 800,000          33,520
United Utilities PLC, Class A                                                                             3,333,333          28,795
Hong Kong and China Gas Co. Ltd.                                                                          7,800,000          15,961
                                                                                                                          5,130,014

TELECOMMUNICATION SERVICES -- 9.32%
SBC Communications Inc.                                                                                  24,571,000         584,790
Verizon Communications Inc.                                                                              12,270,000         439,266
BellSouth Corp.                                                                                          13,290,000         352,052
TDC A/S                                                                                                   7,247,334         309,718
KT Corp. (ADR)                                                                                           13,162,420         265,749
KT Corp.                                                                                                    780,720          29,757
Royal KPN NV                                                                                             33,927,900         281,531
Vodafone Group PLC                                                                                       95,437,000         248,103
Vodafone Group PLC (ADR)                                                                                    875,000          22,873
Chunghwa Telecom Co., Ltd. (ADR)                                                                          6,915,000         140,167
Chunghwa Telecom Co., Ltd.                                                                               63,950,000         125,934
Telecom Italia SpA, nonvoting                                                                            88,187,755         247,329
Belgacom SA                                                                                               5,855,800         223,142
Telefonica, SA                                                                                           11,983,200         202,417
BT Group PLC                                                                                             50,600,000         192,848
France Telecom, SA                                                                                        6,095,000         178,231
Telecom Corp. of New Zealand Ltd.                                                                        39,363,919         174,400
AT&T Corp.                                                                                                7,015,000         134,197
Portugal Telecom, SGPS, SA                                                                                7,373,900          80,635
Swisscom AG                                                                                                 205,974          70,898
Eircom Group PLC                                                                                         27,132,800          65,275
                                                                                                                          4,369,312

CONSUMER STAPLES -- 7.35%
Altria Group, Inc.                                                                                       11,972,000         778,060
ConAgra Foods, Inc.                                                                                      17,010,000         455,017
UST Inc.                                                                                                  6,245,000         286,021
H.J. Heinz Co.                                                                                            6,745,000         248,553
Nestle SA                                                                                                   860,000         225,161
Imperial Tobacco Group PLC                                                                                7,605,000         216,930
Gallaher Group PLC                                                                                       11,980,292         185,839
Reynolds American Inc.                                                                                    2,383,000         185,802
Altadis, SA                                                                                               4,154,995         175,169
Foster's Group Ltd.                                                                                      36,531,188         146,022
Sara Lee Corp.                                                                                            6,000,000         128,340
Diageo PLC                                                                                                7,675,000         113,344
General Mills, Inc.                                                                                       1,700,000          83,980
KT&G Corp.                                                                                                2,050,000          74,022
Unilever NV                                                                                                 943,600          60,430
Lion Nathan Ltd.                                                                                          8,051,066          45,821
Wolverhampton & Dudley Breweries, PLC                                                                     1,066,255          20,609
WD-40 Co.                                                                                                   660,350          18,516
                                                                                                                          3,447,636

INDUSTRIALS -- 5.11%
General Electric Co.                                                                                     11,250,000     $   407,250
Autopistas, Concesionaria Espanola, SA                                                                    8,826,687         193,044
Macquarie Airports                                                                                       73,198,378         191,439
Macquarie Infrastructure Group                                                                           62,493,541         177,103
Sandvik AB                                                                                                3,100,000         120,700
Qantas Airways Ltd.                                                                                      40,322,741         101,366
Transurban Group(2)                                                                                      16,230,502          93,893
Emerson Electric Co.                                                                                      1,470,000          92,125
Stagecoach Group PLC                                                                                     46,814,168          92,001
Kowloon Motor Bus Co. (1933) Ltd.                                                                        15,914,000          87,178
BRISA-Auto-Estradas de Portugal, SA                                                                      10,450,000          83,352
Hubbell Inc., Class B                                                                                     1,910,000          82,990
LG Engineering & Construction Co., Ltd.(1)                                                                2,550,000          76,602
Singapore Technologies Engineering Ltd.                                                                  49,330,000          74,729
ComfortDelGro Corp. Ltd.                                                                                 67,824,451          72,088
Uponor Oyj                                                                                                3,480,000          68,946
Geberit AG                                                                                                   88,850          59,456
Hyundai Development Co.                                                                                   2,470,000          49,053
Spirax-Sarco Engineering PLC                                                                              3,336,391          42,078
Leighton Holdings Ltd.                                                                                    5,347,000          41,327
SMRT Corp. Ltd.                                                                                          68,363,000          38,209
ServiceMaster Co.                                                                                         2,729,200          35,016
Heijmans NV                                                                                                 733,210          28,676
Fong's Industries Co. Ltd.(1)                                                                            36,590,000          27,227
Seco Tools AB, Class B                                                                                      505,000          23,340
Singapore Post Private Ltd.                                                                              44,010,000          23,119
KCI Konecranes International Corp.                                                                          212,350           8,332
Ultraframe PLC                                                                                            4,720,000           4,638
                                                                                                                          2,395,277

ENERGY -- 4.64%
Royal Dutch Petroleum Co. (New York registered)                                                           6,578,000         383,168
"Shell" Transport and Trading Co., PLC                                                                   22,090,000         197,884
"Shell" Transport and Trading Co., PLC (ADR) (New York registered)                                        2,165,000         116,629
ENI SpA                                                                                                  20,535,000         515,421
Husky Energy Inc.                                                                                         9,935,000         288,845
TOTAL SA (ADR)                                                                                            1,752,900         194,414
TOTAL SA                                                                                                    375,000          83,220
IHC Caland NV(1)                                                                                          2,083,797         135,247
Kinder Morgan, Inc.                                                                                       1,691,100         129,301
Enbridge Inc.                                                                                             1,761,734          88,674
Marathon Oil Corp.                                                                                          650,000          30,270
TonenGeneral Sekiyu KK                                                                                      903,000           9,655
                                                                                                                          2,172,728

MATERIALS -- 2.52%
Dow Chemical Co.                                                                                          4,821,300         221,442
UPM-Kymmene Corp.                                                                                         6,600,000         130,845
Norske Skogindustrier ASA, Class A                                                                        6,062,500         105,711
Fletcher Building Ltd.                                                                                   21,286,038          96,486
Lyondell Chemical Co.                                                                                     3,600,000          90,324
Stora Enso Oyj, Class R                                                                                   5,000,000          66,062
PaperlinX Ltd.(1)                                                                                        28,987,000          63,817
Akzo Nobel NV                                                                                             1,485,000          60,561
Taiwan Fertilizer Co., Ltd.(1)                                                                           49,000,000          59,779
Worthington Industries, Inc.                                                                              3,639,800          59,183
Aracruz Celulose SA, Class B, preferred nominative (ADR)                                                  1,573,000          48,291
Cia. Vale do Rio Doce, ordinary nominative (ADR)                                                          1,575,000          42,446
AngloGold Ashanti Ltd.                                                                                      987,000          31,707
M-real Oyj, Class B                                                                                       4,996,500          27,062
Hung Hing Printing Group Ltd.(1)                                                                         29,024,000          21,224
BASF AG                                                                                                     283,000          18,244
Holmen AB, Class B                                                                                          650,000          17,297
Boral Ltd.                                                                                                2,864,235          12,925
MeadWestvaco Corp.                                                                                          200,000           5,890
                                                                                                                          1,179,296

HEALTH CARE -- 2.33%
Bristol-Myers Squibb Co.                                                                                 15,300,000         397,800
Merck & Co., Inc.                                                                                         9,000,000         305,100
Sanofi-Aventis                                                                                            1,550,000         136,395
Sonic Healthcare Ltd.                                                                                    13,348,349         122,968
Fisher & Paykel Healthcare Corp. Ltd.(1)                                                                 32,440,957          71,627
Cochlear Ltd.                                                                                             2,480,600          59,454
                                                                                                                          1,093,344

CONSUMER DISCRETIONARY -- 2.27%
Kingfisher PLC                                                                                           34,145,000         159,940
Dixons Group PLC                                                                                         54,809,561         148,499
General Motors Corp.                                                                                      4,450,000         118,726
Kesa Electricals PLC                                                                                     21,750,000         109,869
Accor SA                                                                                                  2,050,000          93,282
Hilton Group PLC                                                                                         11,300,000          58,968
InterContinental Hotels Group PLC                                                                         4,479,418          53,246
Schibsted ASA                                                                                             1,907,400          45,353
Greene King PLC                                                                                           1,963,555          44,508
Mitchells & Butlers PLC                                                                                   7,367,844          41,998
Hyatt Regency SA                                                                                          3,310,480          40,034
Harrah's Entertainment, Inc.                                                                                525,000          34,450
Ekornes ASA                                                                                               1,455,425          28,723
Hyundai Motor Co., nonvoting preferred, Series 2                                                            750,000          25,953
Fisher & Paykel Appliances Holdings Ltd.                                                                 10,600,000          21,622
DaimlerChrysler AG                                                                                          491,300          19,183
Pacifica Group Ltd.(1)                                                                                    9,300,000          10,237
John Fairfax Holdings Ltd.                                                                                2,436,473           7,209
                                                                                                                          1,061,800

INFORMATION TECHNOLOGY -- 0.73%
Microsoft Corp.                                                                                          12,575,000         318,148
Rotork PLC                                                                                                2,700,000          23,903
                                                                                                                            342,051

MISCELLANEOUS -- 4.05%
Other common stocks in initial period of acquisition                                                                      1,897,537


Total common stocks (cost: $25,909,308,000)                                                                              31,818,535




                                                                                                                       Market value
Preferred stocks -- 0.06%                                                                                    Shares           (000)

FINANCIALS -- 0.06%
Fannie Mae, Series O, 7.00% preferred 2007(3)                                                               365,000     $    20,360
iStar Financial, Inc., Series F, 7.80% cumulative redeemable preferred(1)                                   400,000          10,304

Total preferred stocks (cost: $28,883,000)                                                                                   30,664



                                                                                                          Shares or
Convertible securities -- 1.37%                                                                    principal amount

FINANCIALS -- 0.39%
Fannie Mae 5.375% convertible preferred 2049                                                                    965          89,504
Suez 4.50% convertible preferred 2006                                                              Euro  27,200,000          40,844
UnumProvident Corp. 8.25% ACES convertible 2006                                                           1,000,000 units    33,230
Chubb Corp. 7.00% convertible preferred 2006                                                                600,000 units    17,904
                                                                                                                            181,482

CONSUMER DISCRETIONARY -- 0.28%
Ford Motor Co. Capital Trust II 6.50% cumulative convertible trust preferred 2032                         3,073,600         119,717
General Motors Corp., Series B, 5.25% convertible senior debentures 2032                                $17,500,000          11,599
                                                                                                                            131,316

UTILITIES -- 0.26%
PG&E Corp. 9.50% convertible note 2010                                                                  $28,000,000          76,160
American Electric Power Co., Inc. 9.25% convertible preferred 2005                                          560,000          24,769
Ameren Corp. 9.75% ACES convertible preferred 2005                                                          800,000 units    22,472
                                                                                                                            123,401

HEALTH CARE -- 0.16%
Schering-Plough Corp. 6.00% convertible preferred 2007                                                    1,000,000          54,750
Baxter International Inc. 7.00% convertible preferred 2006                                                  400,000 units    22,280
                                                                                                                             77,030

MATERIALS -- 0.10%
Freeport-McMoRan Copper & Gold Inc. 5.50% convertible preferred(3)                                           35,000          31,220
Temple-Inland Inc. 7.50% Upper DECS 2005                                                                    300,000 units    16,158
                                                                                                                             47,378

TELECOMMUNICATION SERVICES -- 0.10%
ALLTEL Corp. 7.75% convertible preferred 2005                                                               350,000 units    17,486
Deutsche Telekom International Finance BV 6.50% convertible bonds 2006                             Euro  12,000,000          17,271
CenturyTel, Inc. 6.875% ACES 2005                                                                           500,000 units    12,450
                                                                                                                             47,207

CONSUMER STAPLES -- 0.06%
Albertson's, Inc. 7.25% convertible preferred 2007                                                        1,200,000 units    25,752


INDUSTRIALS -- 0.02%
Cummins Capital Trust I 7.00% QUIPS convertible preferred 2031(3)                                           100,000           7,412


Total convertible securities (cost: $648,433,000)                                                                           640,978


                                                                                                   Principal amount    Market value
Bonds & notes -- 21.90%                                                                                       (000)           (000)

MORTGAGE-BACKED OBLIGATIONS(4) -- 4.68%
Fannie Mae 4.89% 2012                                                                                     $  25,000       $  25,476
Fannie Mae 4.00% 2015                                                                                        81,725          80,391
Fannie Mae 11.00% 2015                                                                                          780             890
Fannie Mae 6.00% 2016                                                                                         1,323           1,372
Fannie Mae 7.00% 2016                                                                                           174             184
Fannie Mae 11.00% 2016                                                                                          426             488
Fannie Mae 6.00% 2017                                                                                        16,670          17,292
Fannie Mae 6.00% 2017                                                                                         4,192           4,349
Fannie Mae 6.00% 2017                                                                                         2,770           2,874
Fannie Mae 6.00% 2017                                                                                         1,974           2,048
Fannie Mae 6.00% 2017                                                                                           817             847
Fannie Mae 6.00% 2017                                                                                           497             516
Fannie Mae 5.00% 2018                                                                                         3,012           3,040
Fannie Mae 11.00% 2018                                                                                          916           1,057
Fannie Mae 5.50% 2019                                                                                        43,044          44,125
Fannie Mae 11.00% 2020                                                                                          433             488
Fannie Mae 10.50% 2022                                                                                          842             944
Fannie Mae, Series 2002-W3, Class A-5, 7.50% 2028                                                               751             798
Fannie Mae 7.50% 2029                                                                                           151             162
Fannie Mae 7.00% 2030                                                                                           584             618
Fannie Mae 6.50% 2031                                                                                         1,385           1,442
Fannie Mae 6.50% 2031                                                                                         1,247           1,299
Fannie Mae 6.50% 2031                                                                                           538             560
Fannie Mae 7.00% 2031                                                                                           581             614
Fannie Mae 7.50% 2031                                                                                           573             614
Fannie Mae 7.50% 2031                                                                                           106             114
Fannie Mae 6.50% 2032                                                                                           721             751
Fannie Mae 6.50% 2032                                                                                           380             396
Fannie Mae 7.00% 2032                                                                                           825             871
Fannie Mae 3.794% 2033(5)                                                                                    20,859          20,681
Fannie Mae 4.028% 2033(5)                                                                                     3,383           3,336
Fannie Mae 4.197% 2033(5)                                                                                     4,719           4,724
Fannie Mae 5.00% 2033                                                                                         6,321           6,278
Fannie Mae 6.50% 2033                                                                                         8,302           8,643
Fannie Mae 5.50% 2034                                                                                        30,804          31,125
Fannie Mae 5.50% 2034                                                                                        14,681          14,834
Fannie Mae 6.00% 2034                                                                                         7,662           7,871
Fannie Mae 6.00% 2034                                                                                         5,178           5,319
Fannie Mae 6.00% 2034                                                                                         5,068           5,206
Fannie Mae 6.00% 2034                                                                                         3,649           3,748
Fannie Mae 6.00% 2034                                                                                         3,568           3,665
Fannie Mae 6.00% 2034                                                                                         2,289           2,355
Fannie Mae 6.00% 2034                                                                                         1,130           1,160
Fannie Mae 6.50% 2034                                                                                        13,598          14,157
Fannie Mae 5.50% 2033                                                                                       112,525         113,615
Fannie Mae 5.50% 2035                                                                                        23,630          23,877
Fannie Mae 5.50% 2035                                                                                        19,664          19,872
Fannie Mae 5.50% 2035                                                                                        15,965          16,131
Fannie Mae 5.50% 2035                                                                                        15,020          15,177
Fannie Mae 5.50% 2035                                                                                        12,746          12,879
Fannie Mae 6.00% 2035                                                                                       139,650         143,338
Fannie Mae 6.00% 2035                                                                                         6,813           7,002
Fannie Mae, Series 2003-W10, Class 1A-2B, 3.112% 2037                                                         8,323           8,263
Fannie Mae, Series 2001-50, Class BA, 7.00% 2041                                                                891             947
CS First Boston Mortgage Securities Corp., Series 2004-HC1, Class A-1, 3.354% 2021(3,5)                      17,719          17,718
CS First Boston Mortgage Securities Corp., Series 2002-30, Class I-A-1, 7.50% 2032                            7,898           8,007
CS First Boston Mortgage Securities Corp., Series 2002-34, Class I-A-1, 7.50% 2032                            3,517           3,563
CS First Boston Mortgage Securities Corp., Series 2003-23, Class V-A-1, 6.00% 2033                           25,795          26,290
CS First Boston Mortgage Securities Corp., Series 2003-21, Class V-A-1, 6.50% 2033                            3,900           4,021
CS First Boston Mortgage Securities Corp., Series 2003-29, Class V-A-1, 7.00% 2033                           10,601          10,976
CS First Boston Mortgage Securities Corp., Series 2004-AR8, Class 2-A-1, 4.661% 2034(5)                      13,066          12,908
CS First Boston Mortgage Securities Corp., Series 2003-AR30, Class II-A-1, 4.699% 2034(5)                    33,556          33,620
CS First Boston Mortgage Securities Corp., Series 2004-AR1, Class II-A-1, 4.755% 2034(5)                     16,362          16,381
CS First Boston Mortgage Securities Corp., Series 2004-3, Class IV-A-1, 6.00% 2034                            5,936           6,058
CS First Boston Mortgage Securities Corp., Series 2001-CF2, Class A-3, 6.238% 2034                           11,000          11,494
CS First Boston Mortgage Securities Corp., Series 2001-CK3, Class A-4, 6.53% 2034                             2,440           2,674
CS First Boston Mortgage Securities Corp., Series 2001-CK1, Class A-3, 6.38% 2035                            48,000          51,983
CS First Boston Mortgage Securities Corp., Series 2002-CKP1, Class G, 7.165% 2035(3)                          1,435           1,580
CS First Boston Mortgage Securities Corp., Series 2002-CKS4, 4.485% 2036                                      5,549           5,558
CS First Boston Mortgage Securities Corp., Series 2004-C4, Class A-1 3.466% 2039                             14,882          14,645
CS First Boston Mortgage Securities Corp., Series 1998-C1, Class C, 6.78% 2040                                6,550           7,063
Freddie Mac 4.00% 2015                                                                                       96,107          93,360
Freddie Mac 6.00% 2017                                                                                          794             824
Freddie Mac 4.50% 2018                                                                                        8,265           8,202
Freddie Mac 5.00% 2018                                                                                       16,683          16,851
Freddie Mac 6.50% 2032                                                                                        8,170           8,495
Freddie Mac 7.50% 2032                                                                                        4,125           4,427
Freddie Mac 6.00% 2033                                                                                        2,717           2,790
Freddie Mac 6.00% 2034                                                                                       13,624          13,994
Freddie Mac 6.00% 2034                                                                                       10,895          11,191
Freddie Mac 6.00% 2034                                                                                        9,839          10,106
Freddie Mac 6.00% 2035                                                                                       22,305          22,945
Freddie Mac 6.00% 2035                                                                                       11,834          12,156
Freddie Mac, Series T-056, Class A-2A, 2.842% 2036                                                            2,254           2,238
Countrywide Alternative Loan Trust, Series 2005-9CB, Class 2-A-1, 6.00% 2020                                 11,408          11,664
Countrywide Alternative Loan Trust, Series 2004-14T2, Class A-6, 5.50% 2034                                   7,643           7,692
Countrywide Alternative Loan Trust, Series 2005-13CB, Class A-3, 5.50% 2035                                  22,428          22,646
Countrywide Alternative Loan Trust, Series 2004-28CB, Class 5-A-1, 5.75% 2035                                 7,516           7,601
Countrywide Alternative Loan Trust, Series 2005-21CB, Class PT-6, 6.00% 2035                                 45,000          45,999
Countrywide Alternative Loan Trust, Series 2004-36CB, Class 1-A-1, 6.00% 2035                                41,358          42,163
Countrywide Alternative Loan Trust, Series 2004-28CB, Class 6-A-1, 6.00% 2035                                 3,599           3,670
Residential Accredit Loans, Inc., Series 2004-QS16, Class 1-A-1, 5.50% 2034                                  91,541          92,277
Residential Accredit Loans, Inc., Series 2005-QR1, Class A, 6.00% 2034                                       23,726          24,246
Residential Accredit Loans, Inc., Series 2004-QS12, Class M-1, 6.00% 2034                                     1,490           1,553
Bear Stearns Commercial Mortgage Securities Inc., Series 1999-WF2, Class A-1, 6.80% 2031                     15,666          16,155
Bear Stearns Commercial Mortgage Securities Inc., Series 2002-PBW1, Class A-1, 3.97% 2035                    56,868          56,165
CHL Mortgage Pass-Through Trust, Series 2003-56, Class 6-A-1, 4.87% 2033(5)                                  15,213          15,339
CHL Mortgage Pass-Through Trust, Series 2004-7, Class 3-A-1, 4.085% 2034(5)                                   8,924           8,782
CHL Mortgage Pass-Through Trust, Series 2004-12, Class 12-A-1, 4.873% 2034(5)                                 7,976           7,999
CHL Mortgage Pass-Through Trust, Series 2004-HYB6, Class A-3, 5.24% 2034(5)                                   8,411           8,411
CHL Mortgage Pass-Through Trust, Series 2005-12, Class 2-A-5, 5.50% 2035                                     13,972          14,318
Citigroup Mortgage Loan Trust Inc., Series 2004-HYB1, Class A-3-1, 4.55% 2034(5)                             53,246          52,910
Bear Stearns ARM Trust, Series 2003-6, Class I-A-2, 4.017% 2033(5)                                            7,732           7,654
Bear Stearns ARM Trust, Series 2004-1, Class I-2-A-5, 4.473% 2034(5)                                         12,042          11,981
Bear Stearns ARM Trust, Series 2003-9, Class III-A-2, 5.026% 2034(5)                                         13,103          13,181
Bear Stearns ARM Trust, Series 2003-8, Class III-A, 5.161% 2034(5)                                           17,286          17,374
Mastr Alternative Loan Trust, Series 2003-2, Class 6-A-1, 6.00% 2033                                          1,428           1,451
Mastr Alternative Loan Trust, Series 2004-2, Class 2-A-1, 6.00% 2034                                          3,066           3,126
Mastr Alternative Loan Trust, Series 2005-3, Class 1-A-1, 5.50% 2035                                          9,969          10,040
Mastr Alternative Loan Trust, Series 2005-1, Class 1-A-1, 5.50% 2035                                          5,501           5,600
Mastr Alternative Loan Trust, Series 2005-3, Class 2-A-1, 6.00% 2035                                         12,534          12,839
Mastr Alternative Loan Trust, Series 2005-3, Class 3-A-1, 6.50% 2035                                         16,447          17,123
Government National Mortgage Assn. 6.50% 2034                                                                 1,040           1,089
Government National Mortgage Assn. 4.00% 2035(5)                                                             30,821          30,466
Government National Mortgage Assn. 4.00% 2035(5)                                                              9,415           9,293
Government National Mortgage Assn. 4.00% 2035(5)                                                              9,325           9,237
Morgan Stanley Mortgage Trust, Series 2004-3, Class 4-A, 5.712% 2034(5)                                      34,169          34,447
Morgan Stanley Mortgage Trust, Series 2004-3, Class 3-A, 6.00% 2034                                          10,853          11,068
WaMu Mortgage Pass-Through Certificates Trust, Series 2004-CB2, Class VII-A, 5.50% 2019                      13,545          13,552
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-AR7, Class A-7, 3.842% 2033(5)                     6,606           6,531
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-AR8, Class A, 4.03% 2033(5)                        5,738           5,679
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-AR6, Class A-1, 4.359% 2033(5)                     5,144           5,116
WaMu Mortgage Pass-Through Certificates Trust, Series 2004-AR11, Class A, 4.634% 2034(5)                      6,855           6,820
Chase Commercial Mortgage Securities Corp., Series 1998-2, Class A-1, 6.025% 2030                             5,361           5,455
Chase Commercial Mortgage Securities Corp., Series 2000-2, Class A-1, 7.543% 2032                            13,569          14,456
Chase Commercial Mortgage Securities Corp., Series 2000-1, Class A-1, 7.656% 2032                             4,705           4,749
Chase Commercial Mortgage Securities Corp., Series 2000-1, Class A-2, 7.757% 2032                             7,500           8,435
Salomon Brothers Commercial Mortgage Trust, Series 2001-C2, Class A-1, 4.482% 2006                            6,334           6,360
Salomon Brothers Commercial Mortgage Trust, Series 2000-C1, Class A-1, 7.46% 2008                            14,810          15,775
Salomon Brothers Commercial Mortgage Trust, Series 2001-C1, Class A-2, 6.226% 2035                            9,419           9,806
Bank of America, NA and First Union National Bank Commercial Mortgage Trust,
     Series 2001-3, Class A-1, 4.89% 2037                                                                    31,315          31,772
GE Capital Commercial Mortgage Corp., Series 2001-1, Class A-1, 6.079% 2033                                  13,892          14,491
GE Capital Commercial Mortgage Corp., Series 2001-3, Class A-2, 6.07% 2038                                   13,250          14,332
Structured Asset Securities Corp., Series 2005-6, Class 6-VA, 5.00% 2016                                      8,045           8,110
Structured Asset Securities Corp., Series 1998-RF2, Class A, 8.561% 2027(3,5)                                 2,879           2,975
Structured Asset Securities Corp., Series 2005-6, Class 6-NA, 5.00% 2033                                     14,750          14,479
Morgan Stanley Capital I, Inc., Series 2003-KIDS, Class B, 4.00% 2016(3,5)                                   23,000          23,099
Washington Mutual Securities Corp., WMALT Series 2005-1, Class 5-A-1, 6.00% 2020                             18,401          18,900
Washington Mutual Securities Corp., WMALT Series 2005-1, Class 6-A-1, 6.50% 2020                              2,783           2,900
GMAC Commercial Mortgage Securities, Inc., Series 1998-C1, Class D, 6.974% 2030                              15,595          16,622
GMAC Commercial Mortgage Securities, Inc., Series 2001-C2, Class A-2, 6.70% 2034                              4,614           5,089
Banc of America Commercial Mortgage Inc., Series 2004-5, Class A-1, 3.812% 2041                              12,042          11,921
Banc of America Commercial Mortgage Inc., Series 2002-2, Class A-1, 3.366% 2043                               9,089           9,013
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2003-ML1, Class A-1, 3.972% 2039              18,619          18,292
Morgan Stanley Dean Witter Capital I Trust, Series 2001-TOP5, Class A-1, 5.02% 2035                           6,746           6,815
Morgan Stanley Dean Witter Capital I Trust, Series 2003-TOP9, Class A-1, 3.98% 2036                          11,018          10,827
Residential Asset Mortgage Products Trust, Series 2004-RS12, Class A-I-6, 4.547% 2034                         9,000           8,885
Residential Asset Mortgage Products Trust, Series 2004-RS12, Class M-I-1, 5.186% 2034                         6,000           5,996
Commercial Mortgage Trust, Series 2000-C1, Class A-1, 7.206% 2033                                            14,076          14,730
PNC Mortgage Acceptance Corp., Series 2001-C1, Class A-2, 6.36% 2034                                         13,500          14,691
GSR Mortgage Loan Trust, Series 2005-AR1, Class 2-A-1, 4.982% 2035(5)                                        14,094          14,169
Banc of America Mortgage Securities Trust, Series 2003-G, Class 2-A-1, 4.088% 2033(5)                         9,315           9,246
Banc of America Mortgage Securities Trust, Series 2004-B, Class 1-A-1, 3.426% 2034(5)                         4,935           4,888
Hilton Hotel Pool Trust, Series 2000-HLTA, Class C, 7.458% 2015(3)                                           10,000          11,232
Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR10, Class A-4-B, 4.11% 2035(5)                   10,000           9,858
Host Marriott Pool Trust, Series 1999-HMTA, Class A, 6.98% 2015(3)                                            8,679           9,183
Meristar Commercial Mortgage Trust, Series 1999-C1, Class B, 7.90% 2016(3)                                    7,750           8,565
RAAC Mortgage Loan Asset-backed Trust, Series 2004-SP3, Class A-I-5, 4.89% 2032                               5,000           4,984
                                                                                                                          2,195,298

U.S. GOVERNMENT & GOVERNMENT AGENCY BONDS & NOTES -- 3.79%
U.S. Treasury 5.75% 2005                                                                                     15,000          15,203
U.S. Treasury 6.75% 2005                                                                                     55,000          55,073
U.S. Treasury 10.75% 2005                                                                                    54,000          55,203
U.S. Treasury 12.00% 2005                                                                                    40,000          40,131
U.S. Treasury 6.50% 2006                                                                                     25,000          26,043
U.S. Treasury 6.875% 2006                                                                                    25,000          25,875
U.S. Treasury 9.375% 2006                                                                                    20,000          20,956
U.S. Treasury 3.25% 2007                                                                                     63,188          62,621
U.S. Treasury 6.125% 2007                                                                                    75,000          79,031
U.S. Treasury 6.25% 2007                                                                                     75,000          78,428
U.S. Treasury 3.625% 2008(6)                                                                                 80,000         102,272
U.S. Treasury 3.625% 2009                                                                                    80,000          79,344
U.S. Treasury 3.875% 2009(6)                                                                                 50,000          64,720
U.S. Treasury 5.75% 2010                                                                                    100,000         108,656
U.S. Treasury 12.75% 2010                                                                                   100,000         105,016
U.S. Treasury 13.875% 2011                                                                                   56,500          62,450
U.S. Treasury 12.00% 2013                                                                                    50,000          62,602
U.S. Treasury 7.50% 2016                                                                                     40,000          51,388
U.S. Treasury 9.25% 2016                                                                                     50,000          71,297
U.S. Treasury Principal Strip 0% 2018                                                                        68,460          37,858
U.S. Treasury 7.875% 2021                                                                                    42,000          57,704
U.S. Treasury Principal Strip 0% 2029                                                                        22,200           7,363
Freddie Mac 7.00% 2005                                                                                       20,000          20,159
Freddie Mac 5.25% 2006                                                                                       80,000          80,922
Freddie Mac 5.125% 2008                                                                                      25,000          25,831
Freddie Mac 5.75% 2009                                                                                       75,000          79,307
Freddie Mac 6.625% 2009                                                                                      75,000          82,183
Freddie Mac 5.875% 2011                                                                                      50,000          53,276
Freddie Mac 4.50% 2014                                                                                       10,000           9,992
Fannie Mae 7.125% 2007                                                                                       50,000          52,941
Fannie Mae 5.75% 2008                                                                                        40,000          41,836
Federal Home Loan Bank 3.375% 2007                                                                           60,000          59,044
                                                                                                                          1,774,725

FINANCIALS -- 3.25%
USA Education, Inc. 5.625% 2007                                                                              40,000          41,088
SLM Corp., Series A, 3.625% 2008                                                                             10,000           9,830
SLM Corp., Series A, 4.00% 2009                                                                              10,000           9,887
SLM Corp., Series A, 4.17% 2009(5)                                                                           10,000          10,030
SLM Corp., Series A, 4.00% 2010                                                                              20,000          19,633
SLM Corp., Series A, 5.375% 2014                                                                             10,000          10,344
AIG SunAmerica Global Financing II 7.60% 2005(3)                                                             20,000          20,094
ASIF Global Financing XXVIII 2.79% 2007(3,5)                                                                  7,000           6,997
International Lease Finance Corp., Series P, 3.125% 2007                                                      5,000           4,904
International Lease Finance Corp. 4.35% 2008                                                                 28,500          28,365
International Lease Finance Corp. 4.50% 2008                                                                 12,000          11,981
International Lease Finance Corp. 3.50% 2009                                                                  2,000           1,917
International Lease Finance Corp., Series O, 4.55% 2009                                                       4,600           4,603
International Lease Finance Corp. 6.375% 2009                                                                 7,500           7,979
International Lease Finance Corp. 5.00% 2010                                                                  6,560           6,600
Household Finance Corp. 8.00% 2005                                                                           15,206          15,216
Household Finance Corp. 6.50% 2006                                                                           20,000          20,410
Household Finance Corp. 5.75% 2007                                                                           11,000          11,304
Household Finance Corp. 4.125% 2008                                                                           6,000           5,936
Household Finance Corp. 6.40% 2008                                                                           30,000          31,779
Prudential Financial, Inc. 4.104% 2006                                                                       15,000          15,098
Prudential Insurance Co. of America 6.375% 2006(3)                                                           35,445          36,559
Prudential Funding LLC 6.60% 2008(3)                                                                         12,412          13,226
Prudential Holdings, LLC, Series C, 8.695% 2023(3,4)                                                         15,000          19,516
EOP Operating LP 8.375% 2006                                                                                    600             623
EOP Operating LP 7.75% 2007                                                                                  45,000          48,523
EOP Operating LP 6.75% 2008                                                                                   9,195           9,746
Spieker Properties, L.P. 6.75% 2008                                                                           3,500           3,707
Spieker Properties, LP 7.125% 2009                                                                            2,000           2,175
EOP Operating LP 4.65% 2010                                                                                  19,500          19,231
Monumental Global Funding Trust II, Series 2001-B, 6.05% 2006(3)                                             25,000          25,411
Monumental Global Funding II, Series 2003-F, 3.45% 2007(3)                                                   10,000           9,879
Monumental Global Funding Trust II, Series 2002-A, 5.20% 2007(3)                                             40,000          40,852
Bank of America Corp. 5.25% 2007                                                                             20,000          20,429
Bank of America Corp. 3.875% 2008                                                                             4,400           4,372
Bank of America Corp. 4.25% 2010                                                                             10,000           9,924
Bank of America Corp. 4.375% 2010                                                                             8,000           7,981
Bank of America Corp. 4.875% 2012                                                                             2,000           2,032
BankAmerica Corp., Series I, 7.125% 2005                                                                      1,500           1,501
BankAmerica Corp. 7.125% 2006                                                                                 1,000           1,030
BankAmerica Corp. 5.875% 2009                                                                                 7,500           7,910
BankAmerica Corp. 7.125% 2011                                                                                 1,750           1,984
BankBoston NA 7.00% 2007                                                                                      7,500           7,994
Bank One, National Association 5.50% 2007                                                                    20,000          20,543
J.P. Morgan Chase & Co. 3.50% 2009                                                                           10,000           9,691
J.P. Morgan & Co. Inc., Series A, 6.00% 2009                                                                 10,000          10,542
J.P. Morgan Chase & Co. 4.50% 2010                                                                           20,000          19,988
Washington Mutual, Inc. 2.40% 2005                                                                            7,000           6,957
Washington Mutual, Inc. 7.50% 2006                                                                           26,500          27,592
Washington Mutual, Inc. 4.20% 2010                                                                           22,500          22,097
Developers Diversified Realty Corp. 3.875% 2009                                                              15,000          14,512
Developers Diversified Realty Corp. 4.625% 2010                                                              19,750          19,387
Developers Diversified Realty Corp. 5.00% 2010                                                               22,500          22,502
MBNA Corp. 5.625% 2007                                                                                       26,000          26,747
MBNA Corp., Series F, 3.64% 2008(5)                                                                           7,500           7,502
MBNA America Bank, National Association 5.375% 2008                                                          15,500          15,866
Allstate Corp. 5.375% 2006                                                                                   20,000          20,371
Allstate Financial Global Funding LLC 5.25% 2007(3)                                                          15,000          15,304
Allstate Life Global Funding Trust, Series 2004-1, 4.50% 2009                                                13,000          13,085
Wells Fargo & Co. 5.125% 2007                                                                                27,500          28,056
Wells Fargo & Co. 4.125% 2008                                                                                15,000          14,979
CIT Group Inc. 3.65% 2007                                                                                    11,000          10,820
CIT Group Inc. 3.375% 2009                                                                                    5,000           4,797
CIT Group Inc. 6.875% 2009                                                                                   16,000          17,492
CIT Group Inc. 4.25% 2010                                                                                    10,000           9,853
Capital One Bank 6.875% 2006                                                                                 10,000          10,225
Capital One Financial Corp. 7.125% 2008                                                                       5,750           6,168
Capital One Bank 5.75% 2010                                                                                   3,000           3,136
Capital One Financial Corp. 6.25% 2013                                                                        5,000           5,343
Capital One Bank 6.50% 2013                                                                                  13,477          14,601
Westfield Capital Corp. Ltd. and WT Finance (Aust) Pty Ltd. and WEA Finance LLC 4.375% 2010(3)               34,500          34,169
Westfield Capital Corp. Ltd. and WT Finance (Aust) Pty Ltd. and WEA Finance LLC 5.125% 2014(3)                3,000           3,008
iStar Financial, Inc. 5.375% 2010(1)                                                                         25,675          25,777
iStar Financial, Inc., Series B, 5.125% 2011(1)                                                              10,000           9,855
United Dominion Realty Trust, Inc., Series E, 4.50% 2008                                                      4,500           4,544
United Dominion Realty Trust, Inc. 6.50% 2009                                                                28,925          30,874
CNA Financial Corp. 5.85% 2014                                                                               30,000          30,454
Simon Property Group, LP 6.375% 2007                                                                          5,000           5,228
Simon Property Group, LP 5.375% 2008                                                                          2,000           2,050
Simon Property Group, LP 3.75% 2009                                                                          15,500          14,992
Simon Property Group, LP 4.875% 2010                                                                          5,000           5,042
Simon Property Group, LP 4.875% 2010                                                                          2,500           2,509
Nationwide Life Insurance Co. 5.35% 2007(3)                                                                  27,500          28,039
Hospitality Properties Trust 7.00% 2008                                                                       3,000           3,158
Hospitality Properties Trust 6.75% 2013                                                                      15,925          17,373
Hospitality Properties Trust 5.125% 2015                                                                      5,000           4,877
American Express Credit Corp. 3.00% 2008                                                                     10,000           9,666
American Express Co. 4.75% 2009                                                                              15,000          15,226
Mangrove Bay Pass Through Trust 6.102% 2033(3,5)                                                             24,070          24,462
Citigroup Inc. 4.125% 2010                                                                                   11,000          10,850
Citigroup Inc. 5.125% 2014                                                                                   10,000          10,245
Commercial Credit Co. 6.625% 2006                                                                             1,975           2,061
Kimco Realty Corp., Series A, 6.73% 2005                                                                     10,120          10,176
Price REIT, Inc. 7.50% 2006                                                                                   2,900           3,058
Kimco Realty Corp., Series C, 3.95% 2008                                                                      5,000           4,953
Kimco Realty Corp. 6.00% 2012                                                                                 2,000           2,151
Metropolitan Life Global Funding I, Series 2004-10, 3.375% 2007(3)                                           20,000          19,618
Rouse Co. 3.625% 2009                                                                                         5,000           4,738
Rouse Co. 7.20% 2012                                                                                          9,446          10,342
Rouse Co. 5.375% 2013                                                                                         4,000           3,914
PNC Funding Corp. 5.75% 2006                                                                                  7,500           7,667
PNC Funding Corp. 4.20% 2008                                                                                 10,000          10,029
Archstone-Smith Operating Trust 5.00% 2007                                                                    5,000           5,079
Archstone-Smith Operating Trust 5.625% 2014                                                                  11,750          12,117
ERP Operating LP 4.75% 2009                                                                                   6,360           6,384
ERP Operating LP 6.95% 2011                                                                                   8,200           9,082
ERP Operating LP 6.625% 2012                                                                                  1,250           1,381
ING Security Life Institutional Funding 2.70% 2007(3)                                                        15,000          14,615
Liberty Mutual Group Inc. 6.50% 2035(3)                                                                      15,000          14,585
Genworth Financial, Inc. 4.75% 2009                                                                          13,795          13,976
Chuo Mitsui Trust and Banking Co., Ltd. 5.506% 2079(3,5)                                                     13,720          13,140
World Savings Bank, FSB, Bank Notes, Series 2008-FXR, 4.125% 2008                                            13,000          12,972
Zions Bancorporation 6.00% 2015                                                                              11,585          12,369
Principal Life Global Funding I 4.40% 2010(3)                                                                10,000           9,922
Popular North America, Inc., Series E, 3.875% 2008                                                           10,000           9,842
Signet Bank 7.80% 2006                                                                                        7,760           8,176
Boston Properties LP 6.25% 2013                                                                               6,500           6,994
Lincoln National Corp. 5.25% 2007                                                                             6,145           6,280
Federal Realty Investment Trust 6.125% 2007                                                                   4,500           4,668
Federal Realty Investment Trust 8.75% 2009                                                                    1,000           1,155
Independence Community Bank 3.75% 2014(5)                                                                     4,000           3,830
                                                                                                                          1,524,428

CONSUMER DISCRETIONARY -- 2.29%
General Motors Acceptance Corp. 7.50% 2005                                                                   25,000          25,116
General Motors Acceptance Corp. 4.50% 2006                                                                    5,000           4,892
General Motors Acceptance Corp. 6.75% 2006                                                                    8,000           8,061
General Motors Acceptance Corp. 6.125% 2007                                                                   9,750           9,505
General Motors Acceptance Corp. 7.75% 2010                                                                   16,845          15,892
General Motors Acceptance Corp. 6.875% 2011                                                                  17,000          14,912
General Motors Acceptance Corp. 7.25% 2011                                                                  149,000         133,793
General Motors Acceptance Corp. 7.00% 2012                                                                    5,000           4,356
Ford Motor Credit Co. 7.60% 2005                                                                             20,000          20,141
Ford Motor Credit Co. 6.50% 2007                                                                              6,000           6,002
Ford Motor Credit Co. 7.20% 2007                                                                              5,000           4,998
Ford Motor Credit Co. 5.80% 2009                                                                             19,250          17,927
Ford Motor Credit Co. 7.375% 2009                                                                             8,600           8,281
Ford Motor Credit Co. 5.70% 2010                                                                             15,000          13,571
Ford Motor Credit Co. 7.875% 2010                                                                            36,000          34,682
Ford Motor Credit Co. 7.375% 2011                                                                            15,000          14,065
Clear Channel Communications, Inc. 6.00% 2006                                                                 7,000           7,117
Clear Channel Communications, Inc. 6.625% 2008                                                                8,245           8,582
Chancellor Media Corp. of Los Angeles 8.00% 2008                                                             34,000          36,762
Clear Channel Communications, Inc. 7.65% 2010                                                                 3,660           3,956
Clear Channel Communications, Inc. 5.50% 2014                                                                28,000          26,568
DaimlerChrysler North America Holding Corp. 6.40% 2006                                                       20,540          20,887
DaimlerChrysler North America Holding Corp. 4.05% 2008                                                        6,480           6,247
DaimlerChrysler North America Holding Corp. 4.75% 2008                                                       21,520          21,242
DaimlerChrysler North America Holding Corp. 7.20% 2009                                                        3,000           3,182
DaimlerChrysler North America Holding Corp. 8.00% 2010                                                        7,500           8,210
DaimlerChrysler North America Holding Corp. 6.50% 2013                                                        9,585           9,802
Viacom Inc. 5.625% 2007                                                                                      25,000          25,541
Viacom Inc. 7.70% 2010                                                                                       25,000          27,707
Liberty Media Corp. 8.50% 2029                                                                               22,730          23,748
Liberty Media Corp. 8.25% 2030                                                                               26,465          27,099
AOL Time Warner Inc. 6.15% 2007                                                                              15,000          15,550
Time Warner Inc. 8.18% 2007                                                                                  20,000          21,619
AOL Time Warner Inc. 6.875% 2012                                                                             10,000          11,152
Comcast Cable Communications, Inc. 8.375% 2007                                                               26,000          28,036
Comcast Cable Communications, Inc. 6.875% 2009                                                               18,000          19,559
Cox Communications, Inc. 7.75% 2006                                                                          22,351          23,301
Cox Communications, Inc. 5.45% 2014(3)                                                                       23,000          22,956
May Department Stores Co. 4.80% 2009                                                                         38,750          38,818
May Department Stores Co. 5.75% 2014                                                                          3,000           3,112
Cox Radio, Inc. 6.625% 2006                                                                                  37,567          38,284
Univision Communications Inc. 2.875% 2006                                                                    13,000          12,773
Univision Communications Inc. 3.875% 2008                                                                     4,100           4,023
Univision Communications Inc. 7.85% 2011                                                                     13,900          16,085
Lowe's Companies, Inc. 7.50% 2005                                                                            10,096          10,335
Lowe's Companies, Inc., Series B, 6.70% 2007                                                                  5,455           5,767
Lowe's Companies, Inc. 8.25% 2010                                                                             5,455           6,419
Carnival Corp. 3.75% 2007                                                                                     6,000           5,931
Carnival Corp. 6.15% 2008                                                                                    15,725          16,537
Harrah's Operating Co., Inc. 7.125% 2007                                                                      6,000           6,296
Harrah's Operating Co., Inc. 7.50% 2009                                                                      10,000          10,945
Harrah's Operating Co., Inc. 5.50% 2010                                                                       4,325           4,427
Pulte Homes, Inc. 4.875% 2009                                                                                12,000          11,953
Pulte Homes, Inc. 8.125% 2011                                                                                 7,500           8,554
Hilton Hotels Corp. 7.625% 2008                                                                               4,000           4,334
Hilton Hotels Corp. 7.20% 2009                                                                                8,412           9,211
Hilton Hotels Corp. 8.25% 2011                                                                                4,250           4,909
Hilton Hotels Corp. 7.625% 2012                                                                               1,750           2,013
Ryland Group, Inc. 9.75% 2010                                                                                16,130          17,249
Hyatt Equities, LLC 6.875% 2007(3)                                                                           16,040          16,606
Office Depot, Inc. 6.25% 2013                                                                                12,360          13,032
Toys "R" Us, Inc. 7.625% 2011                                                                                 1,590           1,443
Toys "R" Us, Inc. 7.875% 2013                                                                                13,000          11,375
Lennar Corp., Series B, 9.95% 2010                                                                           12,125          12,729
Jones Apparel Group, Inc. 4.25% 2009(3)                                                                       8,000           7,698
Jones Apparel Group, Inc. and Jones Apparel Group Holdings, Inc. and Jones Apparel
     Group USA, Inc. and Nine West Footwear Corp. and Jones Retail Corp. 5.125% 2014(3)                       3,500           3,355
Kohl's Corp. 6.30% 2011                                                                                      10,000          10,771
Target Corp. 3.375% 2008                                                                                      1,650           1,620
Target Corp. 5.375% 2009                                                                                      7,500           7,826
Delphi Automotive Systems Corp. 6.50% 2009                                                                    1,200             954
Delphi Corp. 6.50% 2013                                                                                       4,000           2,940
Delphi Trust II, trust preferred securities, 6.197% 2033(5)                                                   2,750           1,196
Lear Corp., Series B, 8.11% 2009                                                                              3,865           3,908
Marriott International, Inc., Series C, 7.875% 2009                                                           2,000           2,260
Starwood Hotels & Resorts Worldwide, Inc. 7.375% 2007                                                         1,500           1,560
                                                                                                                          1,072,265

ASSET-BACKED OBLIGATIONS(4)-- 2.16%
CWABS, Inc., Series 2004-15, Class AF-3, 4.025% 2031                                                         20,000          19,772
CWABS, Inc., Series 2004-10, Class 2-AV-2, 3.37% 2033(5)                                                     37,585          37,714
CWABS, Inc., Series 2005-BC1, Class 2-A-1, 3.11% 2035(5)                                                     29,128          29,128
CWABS, Inc., Series 2005-3, Class 3-AV-1, 3.12% 2035(5)                                                      29,536          29,485
CWABS, Inc., Series 2004-15, Class AF-6, 4.613% 2035                                                         15,000          14,988
CWABS, Inc., Series 2004-12, Class AF-6, 4.634% 2035                                                          8,000           7,938
CPS Auto Receivables Trust, Series 2003-A, Class A-2, XLCA insured, 2.89% 2009(3)                             2,871           2,831
CPS Auto Receivables Trust, Series 2002-B, Class A-2, XLCA insured, 3.50% 2009(3)                             5,737           5,736
CPS Auto Receivables Trust, Series 2002-C, Class A-2, XLCA insured, 3.52% 2009(3)                             1,773           1,766
CPS Auto Receivables Trust, Series 2004-A, Class A-2, FSA insured, 3.87% 2010(3)                             10,000           9,955
CPS Auto Receivables Trust, Series 2004-B, Class A-2, XLCA insured, 3.56% 2011(3)                            31,131          31,009
CPS Auto Receivables Trust, Series 2004-D, Class A-2, XLCA insured, 3.86% 2011(3)                            28,080          27,988
Drivetime Auto Owner Trust, Series 2004-A, Class A-3, XLCA insured, 2.419% 2008(3)                            6,250           6,147
Drivetime Auto Owner Trust, Series 2005-A, Class A-2, MBIA insured, 3.799% 2008(3)                           20,000          20,034
Drivetime Auto Owner Trust, Series 2004-B, Class A-3, MBIA insured, 3.475% 2009(3)                           16,656          16,568
Drivetime Auto Owner Trust, Series 2005-A, Class A-3, MBIA insured, 4.302% 2009(3)                           18,579          18,634
Metris Master Trust, Series 2000-3, Class A, 3.25% 2009(5)                                                   18,000          18,015
Metris Master Trust, Series 2001-2, Class A, 3.31% 2009(5)                                                   41,500          41,529
AmeriCredit Automobile Receivables Trust, Series 2002-C, Class A-4, FSA insured, 3.55% 2009                  32,000          31,929
AmeriCredit Automobile Receivables Trust, Series 2003-C-F, Class A-4, FSA insured, 3.48% 2010                20,000          19,889
AmeriCredit Automobile Receivables Trust, Series 2004-B-M, Class A-4, MBIA insured, 2.67% 2011                5,000           4,884
Rental Car Finance Corp., Series 2005-1, Class A-2, XLCA insured, 4.59% 2011(3)                              48,860          48,982
Drive Auto Receivables Trust, Series 2003-1, Class A-3, MBIA insured, 2.41% 2007(3)                           7,773           7,753
Drive Auto Receivables Trust, Series 2004-1, Class A-4, MBIA insured, 4.14% 2010(3)                          14,000          13,993
Drive Auto Receivables Trust, Series 2005-1, Class A-4, MBIA insured, 4.01% 2012                             18,750          18,668
Residential Asset Securities Corp. Trust, Series 2002-KS8, Class A-3, AMBAC insured, 3.69% 2027                 812             810
Residential Asset Securities Corp. Trust, Series 2004-KS10, Class A-I-2, 3.34% 2029(5)                       21,331          21,408
Residential Asset Securities Corp. Trust, Series 2004-KS12, Class A-1-2, 3.25% 2035(5)                       15,075          15,096
Consumer Credit Reference Index Securities Program Trust, Series 2002-1A, Class A, 5.05% 2007(3,5)           35,000          35,544
MBNA Master Credit Card Trust II, Series 2000-I, Class A, 6.90% 2008                                         25,000          25,272
MBNA Master Credit Card Trust II, Series 2000-H, Class B, 3.554% 2013(5)                                      5,000           5,084
UPFC Auto Receivables Trust, Series 2004-A, Class A-3, AMBAC insured, 3.27% 2010                             14,850          14,750
UPFC Auto Receivables Trust, Series 2005-A, Class A-3, AMBAC insured, 4.34% 2010                             14,000          14,077
PP&L Transition Bond Co. LLC, Series 1999-1, Class A-7, 7.05% 2009                                           10,000          10,458
PP&L Transition Bond Co. LLC, Series 1999-1, Class A-8, 7.15% 2009                                           16,190          17,527
New Century Home Equity Loan Trust, Series 2004-A, Class A-II-3, FGIC insured, 4.45% 2034                    25,881          25,881
First Investors Auto Owners Trust, Series 2003-A, Class A, MBIA insured, 2.58% 2011(3)                        4,514           4,450
First Investors Auto Owners Trust, Series 2005-A, Class A-3, 4.23% 2012(3)                                   20,000          19,994
PG&E Energy Recovery Funding LLC, Series 2005-1, Class A-2, 3.87% 2011                                       23,530          23,465
MMCA Auto Owner Trust, Series 2001-3, Class B, 3.904% 2008(5)                                                   832             831
MMCA Auto Owner Trust, Series 2002-4, Class A-4, 3.05% 2009                                                   4,000           3,971
MMCA Auto Owner Trust, Series 2002-3, Class A-4, 3.57% 2009                                                   8,472           8,470
MMCA Auto Owner Trust, Series 2002-2, Class A-4, 4.30% 2010                                                   7,466           7,467
Home Equity Asset Trust, Series 2004-7, Class M-2, 3.68% 2035(5)                                             20,000          20,191
Fremont Home Loan Trust, Series 2004-4, Class II-A2, 3.30% 2035(5)                                           20,000          20,089
Structured Asset Investment Loan Trust, Series 2004-BNC2, Class A-4, 3.34% 2034(5)                           19,950          20,058
Prestige Auto Receivables Trust, Series 2004-1, Class A-2, FSA insured, 3.69% 2011(3)                        17,516          17,341
Credit-Based Asset Servicing and Securitization LLC, Series 2004-CB8, Class AF-3, 5.09% 2032                 16,798          16,840
Impac CMB Trust, Series 2004-6, Class 1-A-1, 3.42% 2034(5)                                                   11,991          12,083
Impac CMB Trust, Series 2004-10, Class 1-A-2, FGIC insured, 3.37% 2035(5)                                     4,696           4,709
Residential Funding Mortgage Securities II, Inc., Series 2005-HI1, Class A-5, FGIC insured, 5.45% 2035       16,000          16,014
World Financial Network Credit Card Master Note Trust, Series 2004-A, Class C, 3.954% 2013(5)                15,000          15,272
ARG Funding Corp., Series 2005-1, Class A-3, MBIA insured, 4.29% 2010(3)                                     15,000          14,841
Bear Stearns Asset Backed Securities I Trust, Series 2004-FR3, Class I-A-I, 3.27% 2030(5)                    11,574          11,586
Bear Stearns Asset Backed Securities I Trust, Series 2004-HE11, Class I-A-2, 3.32% 2033(5)                    2,375           2,383
USAA Auto Owner Trust, Series 2004-3, Class A-3, 3.16% 2009                                                  10,000           9,892
Long Beach Acceptance Auto Receivables Trust, Series 2004-C, Class A-4, FSA insured, 3.777% 2011              8,500           8,415
GMAC Mortgage Corp. Loan Trust, Series 2004-HE5, Class A-6, 4.388% 2034                                       8,000           7,963
Vanderbilt Acquisition Loan Trust, Series 2002-1, Class A-3, 5.70% 2023                                       7,500           7,686
Impac CMB Grantor Trust, Series 2004-6, Class M-2, 3.62% 2034(5)                                              7,526           7,584
GE SeaCo Finance SRL, Series 2004-1, Class A, AMBAC insured, 3.27% 2019(3,5)                                  7,515           7,515
ACE Securities Corp. Home Equity Loan Trust, Series 2003-NC1, Class A-2A, 3.44% 2033(5)                       6,500           6,518
Popular ABS Mortgage Pass-Through Trust, Series 2004-5, Class AF-6, 4.747% 2034                               5,800           5,715
Triad Automobile Receivables Trust, Series 2002-1, Class A-3, AMBAC insured, 3.00% 2009(3)                    5,500           5,484
SLM Private Credit Student Loan Trust, Series 2002-A, Class A-2, 3.56% 2030(5)                                5,000           5,065
California Infrastructure and Economic Development Bank, Special Purpose Trust, SCE-1,
     Series 1997-1, Class A-6, 6.38% 2008                                                                     3,530           3,607
California Infrastructure and Economic Development Bank, Special Purpose Trust, PG&E-1,
     Series 1997-1, Class A-7, 6.42% 2008                                                                     1,270           1,297
SeaWest Securitization, LLC, Series 2002-A, Class A-3, XLCA insured, 3.58% 2008(3)                              316             316
SeaWest Securitization, LLC, Series 2003-A, Class A-2, XLCA insured, 2.84% 2009(3)                            4,395           4,380
IndyMac Home Equity Mortgage Loan Asset-backed Trust, Series SPMD 2004-C, Class A-II-2, 3.29% 2035(5)         4,000           4,009
Banco Itau SA, Series 2002-2, XLCA insured, 3.946% 2006(3,5)                                                  4,000           4,000
New South Motor Vehicle Trust, Series 2002-A, Class A-3, AMBAC insured, 3.03% 2010                            3,673           3,668
Navistar Financial Owner Trust, Series 2004-A, Class B, 2.56% 2011                                            3,729           3,632
Residential Asset Mortgage Products Trust, Series 2003-RZ3, Class A-6, 3.40% 2033                             2,000           1,898
Long Beach Mortgage Loan Trust, Series 2000-1, Class AF-3, 7.434% 2031                                        1,494           1,512
Pass-through Amortizing Credit Card Trusts, Series 2002-1A, Class A-3FX, 6.298% 2012(3)                       1,167           1,168
Triad Automobile Receivables Trust, Series 2002-A, Class A-3, AMBAC insured, 2.62% 2007                         644             644
NPF XII, Inc., Series 2001-1A, Class A, 1.99% 2004(3,5,7)                                                     3,000             165
NPF XII, Inc., Series 2001-3, Class A, 5.52% 2007(3,7)                                                        5,000             275
Coast-to-Coast Motor Vehicle Owner Trust, Series 2000-A, Class A-4, MBIA insured, 7.33% 2006(3)                 321             323
                                                                                                                          1,014,028

TELECOMMUNICATION SERVICES -- 1.57%
Verizon Wireless Capital LLC and Cellco Partnership 5.375% 2006                                             128,200         130,836
Cingular Wireless LLC 5.625% 2006                                                                            12,000          12,256
AT&T Wireless Services, Inc. 7.50% 2007                                                                      33,575          35,656
AT&T Wireless Services, Inc. 7.875% 2011                                                                     50,700          58,402
Deutsche Telekom International Finance BV 8.25% 2005(5)                                                      20,000          20,113
Deutsche Telekom International Finance BV 3.875% 2008                                                        10,375          10,225
Deutsche Telekom International Finance BV 8.50% 2010(5)                                                      26,500          30,766
Deutsche Telekom International Finance BV 8.75% 2030(5)                                                      13,900          18,682
Sprint Capital Corp. 6.00% 2007                                                                              15,000          15,404
Sprint Capital Corp. 6.375% 2009                                                                             20,000          21,303
Sprint Capital Corp. 7.625% 2011                                                                             37,000          41,813
France Telecom 7.95% 2006(5)                                                                                 12,000          12,350
France Telecom 8.50% 2011(5)                                                                                 48,250          55,671
Koninklijke KPN NV 7.50% 2005                                                                                29,007          29,474
Koninklijke KPN NV 8.00% 2010                                                                                17,750          20,471
Telecom Italia Capital SA, Series A, 4.00% 2008                                                               8,000           7,837
Telecom Italia Capital SA, Series B, 5.25% 2013                                                              38,400          38,535
SBC Communications Inc. 5.75% 2006                                                                           19,900          20,261
SBC Communications Inc. 4.125% 2009                                                                          10,000           9,844
SBC Communications Inc. 6.25% 2011                                                                           10,000          10,769
British Telecommunications PLC 7.00% 2007                                                                    18,000          18,965
British Telecommunications PLC 8.375% 2010(5)                                                                17,500          20,554
Singapore Telecommunications Ltd. 6.375% 2011(3)                                                             16,675          18,203
Singapore Telecommunications Ltd. 6.375% 2011                                                                 9,825          10,725
ALLTEL Corp. 4.656% 2007                                                                                     17,000          17,153
Telefonos de Mexico, SA de CV 8.25% 2006                                                                     15,000          15,512
Telefonica Europe BV 7.35% 2005                                                                              10,000          10,139
Qwest Services Corp. 13.00% 2007(3)                                                                           8,840           9,702
Vodafone Group PLC 5.375% 2015                                                                                8,000           8,286
PCCW-HKT Capital Ltd. 7.75% 2011                                                                              1,800           2,077
PCCW-HKT Capital Ltd. 8.00% 2011(3,5)                                                                         2,450           2,826
                                                                                                                            734,810

HEALTH CARE -- 0.86%
Allegiance Corp. 7.30% 2006                                                                                   7,385           7,654
Cardinal Health, Inc. 6.25% 2008                                                                             13,155          13,792
Cardinal Health, Inc. 6.75% 2011                                                                            100,250         109,664
Cardinal Health, Inc. 4.00% 2015                                                                             11,000          10,032
UnitedHealth Group Inc. 7.50% 2005                                                                           10,770          10,963
UnitedHealth Group Inc. 3.75% 2009                                                                           10,000           9,784
UnitedHealth Group Inc. 4.125% 2009                                                                          22,000          21,744
UnitedHealth Group Inc. 4.875% 2015                                                                          10,000          10,054
Hospira, Inc. 4.95% 2009                                                                                     33,950          34,484
Hospira, Inc. 5.90% 2014                                                                                     15,000          15,893
Wyeth 4.375% 2008(5)                                                                                         42,680          42,715
Wyeth 5.50% 2013(5)                                                                                           5,575           5,783
Columbia/HCA Healthcare Corp. 6.91% 2005                                                                      4,595           4,611
Columbia/HCA Healthcare Corp. 7.25% 2008                                                                      5,000           5,323
HCA Inc. 7.125% 2006                                                                                         25,991          26,801
Aetna Inc. 7.375% 2006                                                                                       17,250          17,725
Schering-Plough Corp. 5.55% 2013(5)                                                                          14,000          14,553
Humana Inc. 7.25% 2006                                                                                       12,850          13,303
Health Net, Inc. 9.875% 2011(5)                                                                               9,000          10,861
Amgen Inc. 4.00% 2009(3)                                                                                     10,000           9,847
Wellpoint, Inc. 3.75% 2007(3)                                                                                 7,500           7,413
                                                                                                                            402,999

UTILITIES -- 0.83%
Dominion Resources, Inc., Series A, 3.66% 2006                                                                6,000           5,966
Virginia Electric and Power Co., Series 2002-A, 5.375% 2007                                                   6,000           6,120
Dominion Resources, Inc., Series B, 4.125% 2008                                                              10,000           9,945
Dominion Resources, Inc., Series 2002-D, 5.125% 2009                                                         18,561          18,983
Dominion Resources, Inc., Series 2000-A, 8.125% 2010                                                         15,000          17,295
Dominion Resources, Inc., Series 2002-C, 5.70% 2012(5)                                                        4,250           4,458
Duke Energy Corp. First and Ref. Mortgage Bonds, Series A, 3.75% 2008                                        10,000           9,871
Duke Capital Corp. 7.50% 2009                                                                                37,000          41,124
Duke Capital LLC 5.668% 2014                                                                                  4,000           4,121
NiSource Finance Corp. 7.625% 2005                                                                           32,285          32,949
NiSource Finance Corp. 6.15% 2013                                                                             3,000           3,252
NiSource Finance Corp. 5.40% 2014                                                                            17,000          17,527
Ameren Corp. 4.263% 2007                                                                                      2,500           2,501
Cilcorp Inc. 8.70% 2009                                                                                      17,025          19,603
AmerenEnergy Generating Co., Series D, 8.35% 2010                                                             5,000           5,882
Union Electric Co. 4.65% 2013                                                                                 4,250           4,242
Cilcorp Inc. 9.375% 2029                                                                                      5,000           7,282
PSEG Power LLC 3.75% 2009                                                                                    10,000           9,733
PSEG Power LLC 7.75% 2011                                                                                    25,000          28,737
Commonwealth Edison Co., Series 99, 3.70% 2008                                                                2,750           2,716
Exelon Corp. 6.75% 2011                                                                                       2,000           2,198
Exelon Generation Co., LLC 6.95% 2011                                                                        21,600          24,061
Centerpoint Energy Resources Corp., Series B, 7.875% 2013                                                    13,000          15,334
Centerpoint Energy, Inc., Series B, 6.85% 2015                                                                5,000           5,566
Alabama Power Co., Senes Y, 2.80% 2006                                                                        5,000           4,911
Alabama Power Co., Series X, 3.125% 2008                                                                      1,800           1,740
Alabama Power Co., Series R, 4.70% 2010                                                                       1,750           1,769
Alabama Power Co., Series Q, 5.50% 2017                                                                       4,000           4,154
Southern Power Co., Series B, 6.25% 2012                                                                      6,000           6,483
Oncor Electric Delivery Co. 6.375% 2012                                                                      13,725          14,947
Progress Energy, Inc. 6.85% 2012                                                                              4,000           4,374
Progress Energy Florida, Inc., First Mortgage Bonds 4.80% 2013                                                5,000           4,994
Carolina Power & Light Co. d/b/a Progress Energy Carolinas, Inc. 5.15% 2015                                   5,000           5,066
Constellation Energy Group, Inc. 6.125% 2009                                                                 11,000          11,676
Appalachian Power Co., Series I, 4.95% 2015                                                                  10,000           9,902
Equitable Resources, Inc. 5.15% 2012                                                                          2,500           2,566
Equitable Resources, Inc. 5.15% 2018                                                                          3,125           3,131
Southern California Gas Co., First Mortgage Bonds, Series II, 4.375% 2011                                     5,500           5,454
Public Service Co. of Colorado, First Collateral Trust Bonds, Series No. 12, 4.875% 2013                      5,000           5,047
MidAmerican Energy Co. 5.125% 2013                                                                            1,500           1,533
Pacific Gas and Electric Co., First Mortgage Bonds, 4.20% 2011                                                1,000             979
                                                                                                                            388,192

INDUSTRIALS -- 0.68%
General Electric Capital Corp., Series A, 5.00% 2007                                                         47,500          48,353
General Electric Capital Corp. 4.25% 2008                                                                    10,000          10,022
Cendant Corp. 6.875% 2006                                                                                    17,588          18,190
Cendant Corp. 6.25% 2008                                                                                     18,500          19,295
Cendant Corp. 7.375% 2013                                                                                     7,000           7,916
Tyco International Group SA 6.375% 2005                                                                      20,000          20,058
Tyco International Group SA 6.125% 2008                                                                      13,000          13,690
Tyco International Group SA 6.125% 2009                                                                       7,000           7,402
Waste Management, Inc. 6.50% 2008                                                                             6,180           6,584
Waste Management, Inc. 6.875% 2009                                                                           22,500          24,342
Waste Management, Inc. 5.00% 2014                                                                               890             885
Bombardier Inc. 6.75% 2012(3)                                                                                 5,000           4,525
Bombardier Inc. 6.30% 2014(3)                                                                                21,000          18,165
BAE SYSTEMS 2001 Asset Trust, Series 2001, Class B, 7.156% 2011(3,4)                                         18,140          19,542
Raytheon Co. 6.50% 2005                                                                                       1,906           1,917
Raytheon Co. 4.85% 2011                                                                                      16,000          16,165
Hutchison Whampoa International Ltd. 6.50% 2013(3)                                                           11,800          12,674
American Airlines, Inc., Series 2001-2, Class B, 8.608% 2012                                                 10,000           9,022
American Airlines, Inc., Series 2001-2, Class A-2, 7.858% 2013                                                3,000           3,101
Northwest Airlines, Inc., Series 1999-2, Class A, 7.575% 2020(4)                                             10,996          10,939
Northwest Airlines, Inc., Series 2002-1, Class G-2, MBIA insured, 6.264% 2021(4)                                849             894
Continental Airlines, Inc., Series 1997-4, Class A, 6.90% 2019(4)                                             4,866           4,782
Continental Airlines, Inc., Series 2000-1, Class A-1, 8.048% 2022(4)                                          6,737           6,629
Southwest Airlines Co., Series 2001-1, Class A-2, 5.496% 2006(4)                                              1,400           1,431
Southwest Airlines Co., Series 2001-1, Class B, 6.126% 2006(4)                                                8,500           8,664
Delta Air Lines, Inc., Series 2001-1, Class A-2, 7.111% 2013                                                  5,000           4,715
Delta Air Lines, Inc., Series 2002-1, Class C, 7.779% 2013(4)                                                 7,450           3,384
Delta Air Lines, Inc., 1991 Equipment Certificates Trust, Series K, 10.00% 2014(3,4)                          2,000             740
American Standard Inc. 7.625% 2010                                                                            7,000           7,878
Northrop Grumman Systems Corp. 7.125% 2011                                                                    5,000           5,630
                                                                                                                            317,534

MATERIALS -- 0.55%
Weyerhaeuser Co. 5.95% 2008                                                                                  13,941          14,264
Weyerhaeuser Co. 5.25% 2009                                                                                  17,524          17,512
Weyerhaeuser Co. 6.75% 2012                                                                                  16,830          18,089
Weyerhaeuser Co. 6.875% 2033                                                                                  6,500           6,635
International Paper Co. 4.00% 2010                                                                           29,000          27,977
International Paper Co. 5.85% 2012                                                                           27,000          27,991
Dow Chemical Co. 5.00% 2007                                                                                  10,500          10,681
Dow Chemical Co. 5.75% 2008                                                                                  10,500          10,989
Dow Chemical Pass Through Trust, Series 2004, 4.027% 2009(3)                                                  2,500           2,438
Dow Chemical Co. 5.75% 2009                                                                                  24,000          25,549
Norske Skogindustrier ASA 7.625% 2011(3)                                                                     32,765          37,111
Packaging Corp. of America 4.375% 2008                                                                       25,000          24,645
Phelps Dodge Corp. 8.75% 2011                                                                                 8,000           9,620
Alcan Inc. 6.45% 2011                                                                                         1,000           1,103
Alcan Inc. 5.20% 2014                                                                                         8,000           8,148
Temple-Inland Inc., Series F, 6.75% 2009                                                                        500             531
Temple-Inland Inc. 7.875% 2012                                                                                5,285           6,079
MeadWestvaco Corp. 2.75% 2005                                                                                 5,500           5,471
SCA Coordination Center NV 4.50% 2015(3)                                                                      5,000           4,810
                                                                                                                            259,643

ENERGY -- 0.45%
Devon Financing Corp., ULC 6.875% 2011                                                                       49,250          54,767
Williams Companies, Inc. 7.125% 2011                                                                         10,000          10,475
Williams Companies, Inc. 8.125% 2012                                                                         16,300          17,930
Transcontinental Gas Pipe Line Corp., Series B, 8.875% 2012                                                   8,000           9,360
Apache Corp. 6.25% 2012                                                                                      31,500          34,890
Phillips Petroleum Co. 8.75% 2010                                                                            27,410          32,807
El Paso Corp. 7.00% 2011                                                                                      5,000           4,750
El Paso Corp. 7.875% 2012                                                                                     8,000           7,860
El Paso Corp. 7.75% 2032                                                                                      4,000           3,700
Pemex Finance Ltd. 8.875% 2010(4)                                                                            12,427          13,952
Sunoco, Inc. 6.75% 2011                                                                                       7,500           8,370
Sunoco, Inc. 4.875% 2014                                                                                      4,750           4,732
Ras Laffan Liquefied Natural Gas Co. Ltd. 3.437% 2009(3,4)                                                    7,408           7,267
Ras Laffan Liquefied Natural Gas Co. Ltd. 3.437% 2009(4)                                                      1,168           1,145
                                                                                                                            212,005

CONSUMER STAPLES -- 0.32%
Anheuser-Busch Cos. Inc. 9.00% 2009                                                                          12,000          14,218
Anheuser-Busch Co. Inc. 7.50% 2012                                                                            8,000           9,409
SUPERVALU INC 7.875% 2009                                                                                     5,212           5,782
SUPERVALU INC. 7.50% 2012                                                                                    15,565          17,528
Wal-Mart Stores, Inc. 8.00% 2006                                                                              9,500          10,004
Wal-Mart Stores, Inc. 6.875% 2009                                                                            12,000          13,181
Kellogg Co. 6.00% 2006                                                                                       15,750          16,069
Kellogg Co. 6.60% 2011                                                                                        5,250           5,813
Kellogg Co. 7.45% 2031                                                                                          500             641
Kraft Foods Inc. 4.625% 2006                                                                                  1,000           1,008
Nabisco, Inc. 7.05% 2007                                                                                      1,000           1,053
Kraft Foods Inc. 6.25% 2012                                                                                   1,855           2,018
Nabisco, Inc. 7.55% 2015                                                                                      6,645           7,974
Kraft Foods Inc. 6.50% 2031                                                                                     500             568
CVS Corp. 4.00% 2009                                                                                         10,000           9,852
CVS Corp. 6.117% 2013(3,4)                                                                                    2,284           2,431
Diageo Capital PLC 4.375% 2010                                                                               12,000          11,928
Pepsi Bottling Group, Inc. 5.625% 2009(3)                                                                    10,000          10,468
PepsiAmericas, Inc. 4.875% 2015                                                                               6,000           6,000
Cadbury Schweppes US Finance LLC 5.125% 2013(3)                                                               5,500           5,548
                                                                                                                            151,493

INFORMATION TECHNOLOGY -- 0.22%
Electronic Data Systems Corp., Series B, 6.50% 2013(5)                                                       53,000          54,186
Motorola, Inc. 4.608% 2007                                                                                   12,500          12,595
Motorola, Inc. 7.625% 2010                                                                                   15,000          17,073
Motorola, Inc. 8.00% 2011                                                                                    10,000          11,732
Jabil Circuit, Inc. 5.875% 2010                                                                               7,500           7,850
                                                                                                                            103,436

MUNICIPALS -- 0.20%
State of California, Golden State Tobacco Securitization Corp., Tobacco Settlement
     Asset-backed Bonds, Series 2003-A1, 5.00% 2021                                                          11,145          11,244
State of California, Golden State Tobacco Securitization Corp., Tobacco Settlement
     Asset-backed Bonds, Series 2003-A1, 6.25% 2033                                                          15,580          16,012
County of Los Angeles, Taxable Pension Obligation Bonds, Series 1994-A, FSA insured, 8.57% 2005              25,000          25,231
State of Wisconsin, Badger Tobacco Asset Securitization Corp., Tobacco Settlement
     Asset-backed Bonds, 6.125% 2027                                                                         15,375          15,719
State of South Dakota, Educational Enhancement Funding Corp., Tobacco Settlement
     Asset-backed Bonds, Series 2002-A, Class A, 6.72% 2025                                                  10,574          10,308
State of Louisiana, Tobacco Settlement Financing Corp., Tobacco Settlement
     Asset-backed Bonds, Series 2001-A, Class A, 6.36% 2025                                                   6,950           7,075
State of Louisiana, Tobacco Settlement Auth., Asset-backed Bonds, Series 2001-B, 5.50% 2030                   6,020           5,951
                                                                                                                             91,540

NON-U.S. GOVERNMENT OBLIGATIONS -- 0.05%
United Mexican States Government Global 4.625% 2008                                                          12,200          12,130
Corporacion Andina de Fomento 6.875% 2012                                                                    10,000          11,124
                                                                                                                             23,254


Total bonds & notes (cost: $10,264,488,000)                                                                              10,265,650


Short-term securities -- 9.18%

U.S. Treasury Bills 2.60%-2.815% due 5/5-7/21/2005(8)                                                       350,000         348,829
Federal Home Loan Bank 2.74%-2.95% due 5/13-7/13/2005(8)                                                    314,300         313,029
Freddie Mac 2.63%-2.94% due 5/6-6/21/2005(8)                                                                249,500         248,945
CAFCO LLC 2.80%-3.07% due 5/18-7/6/2005(3)                                                                  125,000         124,598


Ciesco LLC 2.99% due 6/29/2005(8)                                                                         $  47,000 $        46,768
Citicorp 2.74%-2.92% due 5/20-6/7/2005                                                                       66,500          66,343
Wal-Mart Stores Inc. 2.75%-2.90% due 5/3-6/7/2005(3)                                                        232,800         232,288
Federal Farm Credit Banks 2.76%-2.95% due 6/8-7/19/2005(8)                                                  214,600         213,725
Variable Funding Capital Corp. 2.83%-2.96% due 5/24-6/15/2005(3)                                            184,600         184,146
Coca-Cola Co. 2.75%-2.95% due 5/17-6/28/2005                                                                169,500         168,973
Wells Fargo Bank NA 2.68%-2.81% due 5/3-5/11/2005                                                           127,800         127,800
Wells Fargo & Co. 2.98% 6/28/2005                                                                            30,000          29,855
DuPont (E.I.) de Nemours & Co. 2.79%-2.94% due 5/19-6/21/2005                                               157,700         157,286
Procter & Gamble Co. 2.86%-3.05% due 6/10-7/25/2005(3)                                                      150,000         149,209
General Electric Capital Services Inc. 2.91%-2.96% due 5/25-6/20/2005(8)                                    100,000          99,699
Edison Asset Securitization LLC 2.72% due 5/13/2005(3)                                                       31,600          31,569
Clipper Receivables Co. LLC 2.78%-3.00% due 5/5-6/24/2005(3)                                                130,000         129,721
IBM Corp. 2.75%-2.83% due 5/3-5/26/2005                                                                     128,300         128,148
Park Avenue Receivables 2.79%-3.00% due 5/13-6/2/2005(3)                                                    125,055         124,874
HSBC Finance Corp. 2.70%-2.98% due 5/2-6/23/2005                                                            101,200         101,031
International Bank for Reconstruction and Development 2.53%-2.74% due 5/6-5/17/2005                         100,000          99,912
PepsiCo Inc. 2.75%-2.76% due 5/2-5/10/2005(3)                                                                98,953          98,885
FCAR Owner Trust 2.75%-2.95% due 5/16-6/20/2005(8)                                                           95,000          94,703
Pfizer Inc 2.76%-2.93% due 5/16-6/9/2005(3)                                                                  93,500          93,269
Three Pillars Funding, LLC 2.90%-2.92% due 5/16-5/19/2005(3)                                                 91,924          91,794
Bank of America Corp. 2.73%-2.97% due 5/4-6/28/2005                                                          90,000          89,815
BellSouth Corp. 2.76%-2.92% due 5/3-5/23/2005(3)                                                             75,700          75,651
Triple-A One Funding Corp. 2.83%-2.97% due 5/9-5/25/2005(3)                                                  70,205          70,088
Exxon Asset Management Co. 2.75% due 5/12/2005(3)                                                            50,000          49,954
Exxon Project Investment Corp. 2.92% due 6/3/2005(3)                                                         18,000          17,950
Gannett Co. 2.78%-2.89% due 5/18-6/22/2005(3)                                                                62,700          62,474
Abbott Laboratories Inc. 2.80%-2.82% due 5/24/2005(3)                                                        60,000          59,888
Private Export Funding Corp. 2.68%-2.82% due 5/13-6/2/2005(3,)(8)                                            56,000          55,937
International Lease Finance Corp. 2.80%-3.03% due 5/9-6/6/2005                                               50,200          50,109
American Express Credit Corp. 2.77% due 5/9/2005                                                             50,000          49,965
New Center Asset Trust 2.94% due 6/6/2005                                                                    50,000          49,849
NetJets Inc. 2.94% due 6/1/2005(3)                                                                           40,000          39,895
SBC Communications Inc. 2.82%-2.84% due 5/9-5/10/2005(3)                                                     30,200          30,177
United Parcel Service Inc. 2.72% due 5/3/2005                                                                25,000          24,994
Verizon Network Funding Co. 2.95% due 6/7/2005                                                               25,000          24,922
Harvard University 2.82% due 5/25/2005                                                                       20,000          19,958
Harley-Davidson Funding Corp. 2.82% due 5/31/2005(3)                                                         15,000          14,964
Anheuser-Busch Cos. Inc. 2.98% due 7/8/2005(3)                                                               11,500          11,434

Total short-term securities (cost: $4,303,378,000)                                                                        4,303,423


Total investment securities (cost: $41,154,490,000)                                                                      47,059,250
Other assets less liabilities                                                                                              (182,675)

Net assets                                                                                                              $46,876,575


"Miscellaneous"   securities   include  holdings  in  their  initial  period  of
acquisition that have not previously been publicly disclosed.

(1) Represents an affiliated company as defined under the Investment Company Act of 1940.
(2) Security did not produce income during the last 12 months.
(3) Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricte securities was $2,783,022,000, which represented 5.94% of the net assets of the fund.
(4) Pass-through securities backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturities are shorter than the stated maturities.
(5) Coupon rate may change periodically.
(6) Index-linked bond whose principal amount moves with a government retail price index.
(7) Company not making scheduled interest payments; bankruptcy proceedings pending.
(8) This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

ADR = American Depositary Receipts



ITEM 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.


ITEM 8 - Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.


ITEM 9 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 - Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Directors since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a Nominating Committee comprised solely of persons who are not considered "interested persons" of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the Board's composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full Board of Directors. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the Nominating Committee of the Registrant, c/o the Registrant's Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the Nominating Committee.


ITEM 11 - Controls and Procedures

(a) The Registrant's Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant's disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b) There were no changes in the Registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.


ITEM 12 - Exhibits

(a) (1) The Code of Ethics - not applicable for filing of Semiannual Reports to Shareholders.

(a) (2) The certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended, and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CAPITAL INCOME BUILDER, INC.


By /s/ James B. Lovelace
----------------------------------------
James B. Lovelace, Vice Chairman and PEO

Date: July 8, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By /s/ James B. Lovelace
----------------------------------------
James B. Lovelace, Vice Chairman and PEO

Date: July 8, 2005



By /s/ Sheryl F. Johnson
------------------------------------
Sheryl F. Johnson, Treasurer and PFO

Date: July 8, 2005